First Priority Family of Funds

Combined Annual Report
Dated: November 30, 1997

Diversified Portfolios of the First Priority Funds, an Open-End, Management Investment Company

[LOGO]

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Annual Report for First Priority Funds. This report covers activity in First Priority Treasury Money Market Fund ("Treasury Money Market Fund"), First Priority Limited Maturity Government Fund ("Limited Maturity Government Fund"), First Priority Fixed Income Fund ("Fixed Income Fund"), First Priority Balanced Fund ("Balanced Fund"), First Priority Value Fund ("Value Fund"), and First Priority Growth Fund ("Growth Fund") over the 12-month fiscal year period from December 1, 1996 through November 30, 1997.

The Report begins with an investment review by the portfolio manager of each fund with a fluctuating asset value. This review describes economic and market conditions and their impact on fund strategy. Following the investment review are a complete list of fund holdings and the financial statements.

Fund-by-fund highlights over the reporting period are as follows:

TREASURY MONEY MARKET FUND

This fund continued to give shareholders a convenient, highly conservative way to pursue daily income on their ready cash, with daily access to their money. The fund's portfolio of U.S. Treasury money market securities paid dividends of $0.05 per share for Trust Shares and $0.04 per share for Investment Shares during the 12-month period. The fund's net assets continued to grow, reaching $212 million at the period's end.*

LIMITED MATURITY GOVERNMENT FUND

Shareholders of this diversified portfolio of limited maturity U.S. Treasury Notes, U.S. government agency securities and investment-grade corporate bonds received an income stream totaling $0.49 per share over the 12-month period. The fund produced a total return of 4.81%, based on net asset value.** The fund's net assets exceeded $79 million at the end of the period.

FIXED INCOME FUND

In an improved bond market environment, the fund's portfolio of U.S. government bonds and investment-grade corporate bonds produced a strong income stream totaling $0.58 per share over the 12-month period. The fund's share price grew modestly from $10.36 on the first day of the period to $10.37 on the last day. This income and growth combined to produce a total return of 5.99%, based on net asset value.** The fund ended the period with $184 million in assets.

---------------

 * Although money market mutual funds pursue a stable $1.00 net asset value, there is no guarantee that a stable net asset value will be maintained. Investments in money market mutual funds are neither insured nor guaranteed by the U.S. government.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns taking into account the maximum contingent deferred sales charge of 3.00% as of November 30, 1997 were as follows: 1.66% --Limited Maturity Government Fund; 2.84% --Fixed Income Fund; 12.88% --Balanced Fund; 20.32% --Value Fund; and 18.68% --Growth Fund.

--------------------------------------------------------------------------------

BALANCED FUND

The fund's balanced approach--investing in a combination of high-quality stocks and investment-grade corporate bonds and government bonds--produced a strong total return of 16.34%, based on net asset value*, for the period. Contributing to the total return was the fund's 10% rise in share price, dividends totaling $0.37 per share, and capital gains totaling $0.31 per share. Fund net assets reached $83 million.

VALUE FUND

In a strong yet volatile stock market environment, the fund's diversified portfolio of high-quality stocks selected for their dividend potential delivered a strong total return of 24.08%, based on net asset value.* Contributing to the total return were a rise in share price from $13.89 to $16.18, dividends totaling $0.21 per share and capital gains totaling $0.66 per share. Fund assets rose significantly, from $83 million to $152 million.

GROWTH FUND

The fund's diversified portfolio of high-quality growth stocks delivered a strong total return of 22.37%, based on net asset value.* Contributing to this total return was a rise in share price from $14.64 to $16.89, dividends totaling $0.07 per share, and capital gains amounting to $0.76 per share. At the end of the period, fund assets totaled $275 million, representing a $100 million rise over the year.

Thank you for participating in key financial markets through the diversification and professional management of the First Priority Funds. As we begin a new year, we renew our commitment to bring you the highest level of service possible.

Sincerely,

LOGO
Edward C. Gonzales
President
January 15, 1998

---------------

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns taking into account the maximum contingent deferred sales charge of 3.00% as of November 30, 1997 were as follows: 1.66% --Limited Maturity Government Fund; 2.84% --Fixed Income Fund; 12.88% --Balanced Fund; 20.32% --Value Fund; and 18.68% --Growth Fund.

LIMITED MATURITY GOVERNMENT FUND
--------------------------------------------------------------------------------

     MANAGEMENT DISCUSSION AND ANALYSIS

     ---------------------------------------------------------------------------

          During the fiscal year ended November 30, 1997, Limited Maturity Government Fund produced a total return of 4.81%, based on net asset value*. The fund's return is measured against the Merrill Lynch 1-3 year Government/Corporate Index ("Merrill Lynch Index")**, which returned 5.97%. We compare our performance to this index because the fund will normally invest at least 65% of the value of its total assets in U.S. government securities, which should closely track the U.S. government allocation in the Merrill Lynch Index. The balance of the fund assets may be comprised of corporate bonds, mortgage-backed securities, asset-backed securities, bank instruments, repurchase agreements, and securities of other investment companies. The fund's dollar-weighted average portfolio maturity will normally fluctuate between 1.5-3.0 years.

          During the year, the fund was under pressure in December 1996 and March 1997 due to accelerating economic growth resulting in fears of inflation. At this time, market participants anticipated a monetary policy change by the Federal Reserve (the "Fed") resulting in an increase in short-term interest rates to help control inflation. The Fed did increase the funds rate 25 basis points in early 1997 and this caused an upward movement in interest rates during the first quarter of this year. Subsequently, rates peaked as economic growth slowed and the Fed has maintained a steady policy. Since March 1997 the fund has recovered in net asset value. The fund has benefited from a 16 basis point to 32 basis point decrease in rates since February 1997.

          Our strategy for 1997 has been to bring the portfolio duration in line with the duration of the Merrill Lynch Index and increase the overall portfolio convexity. We believe that going forward, the threat of inflation should diminish, providing opportunities for the fund to increase its performance.

---------------

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** Merrill Lynch 1-3 Year Government/Corporate Index is an unmanaged index comprised of publicly placed, non-convertible coupon-bearing domestic debt with maturities between 1 and 2.99 years. Investments cannot be made in an index.

LIMITED MATURITY GOVERNMENT FUND
--------------------------------------------------------------------------------

         GROWTH OF $10,000 INVESTED IN LIMITED MATURITY GOVERNMENT FUND

     The graph below illustrates the hypothetical investment of $10,000 in Limited Maturity Government Fund (the "Fund") from December 12, 1993 (start of performance) to November 30, 1997, compared to the Merrill Lynch 1-3 Year Government/Corporate Index.

GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX A

       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 1997

         1 Year............................................................ 1.66%**
         Start of Performance (12/12/93)...................................  4.86%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2% at the Fund's inception ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The Merrill Lynch 1-3 Year Government/Corporate Index has been adjusted to reflect reinvestment of dividends on securities in the index. Effective June 1, 1997 the Fund eliminated the sales charge and replaced it with a maximum contingent deferred sales charge of 3.00%.

** Total return quoted reflects the maximum 3.00% contingent deferred sales charge imposed on any redemption less than one year from the purchase date.

Note: The Merrill Lynch 1-3 Year Government/Corporate Index is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

FIXED INCOME FUND
--------------------------------------------------------------------------------

     MANAGEMENT DISCUSSION AND ANALYSIS

     ---------------------------------------------------------------------------

          During the fiscal year ended November 30, 1997, Fixed Income Fund returned 5.99% based on net asset value.* This compares to the performance of the Merrill Lynch 1-10 Year Government/ Corporate Index of 6.39%.** We compare our performance to this index because we typically use a high proportion of U.S. Treasury and agency securities in our portfolios with approximately 20% in high quality corporate bonds. We define ourselves as intermediate fixed income managers, since we typically do not buy bonds with a maturity in excess of 15 years, and maintain a weighted average life of less than 10 years for the portfolio.

          It is important to recognize that we utilize conservative accounting policies which call for the amortization of premiums. Historically, in a declining interest rate environment, many securities available to us for purchase have been priced above par value or at a premium. We have chosen to amortize this premium which reduces current yield for the fund. Investors who purchase a fund primarily based on current yield should examine the quality and maturity of the securities held and the accounting treatment for amortization of premium. The effect of not amortizing premium is to increase the current yield by, in effect, increasing current distributions to investors by returning a portion of their investment or principal.

          During the year, the fund suffered a setback in net asset value from January 1997 to March 1997, due to accelerating economic growth rate which resulted in fears of inflation. It was also widely expected, during this time, that the Fed would respond by tightening monetary policy therefore pushing short-term interest rates higher to help control inflation. The Fed did increase the funds rate by 25 basis points in early 1997 and this caused a run up in rates in the first three months of this year. Since then rates peaked as economic growth has slowed somewhat, and consequently, the Fed has maintained a steady policy. As the year progressed, the fund recovered in net asset value from March 1997 through November 1997. The performance of the fund has benefited from the decrease in rates.

          Our strategic positioning of the fund has been to extend maturities from a defensive posture at the beginning of the year. Going forward, we would anticipate the threat of inflation to diminish further which could provide for further improvement in performance of the fund.

---------------

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** Merrill Lynch 1-10 Year Government/Corporate Index is an unmanaged index comprised of publicly placed, non-convertible, coupon-bearing domestic debt with maturities between 1 and 9.99 years. Investments cannot be made in an index

FIXED INCOME FUND
--------------------------------------------------------------------------------

                GROWTH OF $10,000 INVESTED IN FIXED INCOME FUND

    The graph below illustrates the hypothetical investment of $10,000 in Fixed Income Fund (the "Fund") from April 20, 1992 (start of performance) to November 30, 1997, compared to the Merrill Lynch 1-10 Year Government/Corporate Index.

GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX B

       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 1997

        5 Year..............................................................   6.19%
        1 Year..............................................................   2.84%**
        Start of Performance (4/20/92)......................................   6.86%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2% at the Fund's inception ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The Merrill Lynch 1-10 Year Government/Corporate Index has been adjusted to reflect reinvestment of dividends on securities in the index. Effective June 1, 1997 the Fund eliminated the sales charge and replaced it with a maximum contingent deferred sales charge of 3.00%.

** Total return reflects the maximum 3.00% contingent deferred sales charge imposed on any redemption less than one year from the purchase date.

Note: The Merrill Lynch 1-10 Year Government/Corporate Index is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

BALANCED FUND
--------------------------------------------------------------------------------

     MANAGEMENT DISCUSSION AND ANALYSIS

     ---------------------------------------------------------------------------

          During the fiscal year ended November 30, 1997, Balanced Fund produced a total return of 16.34%, based on net asset value.* Equities substantially outperformed fixed income instruments with the Standard & Poor's 500 Composite Stock Index ("S & P 500")** posting a 28.52% return while the Merrill Lynch 1-10 Year Government/Corporate Index returned 6.39%.

          The stock market was influenced by stronger than expected corporate profits, strong mutual fund inflows and low inflation. The best performing stocks were the large capitalization issues and the best performing sectors were Consumer Staples, Capital Goods and Financials. The worst performing sectors were Basic Industries, Credit Cyclicals and Transportation.

          The stronger than expected corporate profits was not as well received in the bond market as it was in the equity market. The perception that increased economic activity would lead to future inflation and possible Fed action weighed heavily on the bond market for most of the year.

          During 1998 we expect corporate profits to grow but at a slower rate than the past few years. We also expect inflation to remain low. We continue to focus on large cap issues in the equity portion of the fund and high quality intermediate-term securities in the fixed income portion of the fund.

---------------

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** Standard & Poor's 500 Composite Stock Index is an unmanaged index comprised of common stocks in industry, transportation, and financial and public utility companies. Investments cannot be made in an index.

BALANCED FUND
--------------------------------------------------------------------------------

                  GROWTH OF $10,000 INVESTED IN BALANCED FUND

    The graph below illustrates the hypothetical investment of $10,000 in Balanced Fund (the "Fund") from December 19, 1994 (start of performance) to November 30, 1997, compared to the S&P 500/Lehman Brothers Government/ Corporate Index.

GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX C

       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 1997

          1 Year................................................................. 12.88%**
          Start of Performance (12/19/94)........................................ 16.60%***

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

  * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2% at the Fund's inception ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/Lehman Brothers Government/Corporate Index has been adjusted to reflect reinvestment of dividends on securities in the index. Effective June 1, 1997 the Fund eliminated the sales charge and replaced it with a maximum contingent deferred sales charge of 3.00%.

 ** Total return quoted reflects the maximum 3.00% contingent deferred sales charge imposed on any redemption less than one year from the purchase date.

*** Total return quoted reflects the 1.00% contingent deferred sales charge imposed on any redemption less than three years from the purchase date.

Note: The S&P 500/Lehman Brothers Government/Corporate Index is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

+ The S&P 500/Lehman Brothers Government/Corporate Index (the "Index") is a weighted index that combines components of the S&P 500 and the Lehman Brothers Government/Corporate Index. Figures shown for the Index assume a constant weighting of 50% S&P 500 and 50% Lehman Brothers Government/Corporate Index throughout the period. Although the Fund's allocation between equity and debt instruments will vary, the Fund's allocation on November 30, 1997, as indicated in the Fund's financial statements, was 50.0% in equities, 45.7% in debt instruments and the remainder in short-term liquid investments.

VALUE FUND
--------------------------------------------------------------------------------

     MANAGEMENT DISCUSSION AND ANALYSIS

     ---------------------------------------------------------------------------

          During the fiscal year ended November 30, 1997, Value Fund produced a total return of 24.08%, based on net asset value.* The S&P/Barra Value Index** had a return of 25.11% for the same period. This index represents the lower half of a price-to-book ranking of the S&P 500. The members of the S&P 500 are ranked from highest to lowest by price-to-book ratio. The top one-half of this ranking (by market capitalization) becomes the S&P/Barra Growth Index and the lower one-half becomes the S&P/Barra Value Index. The S&P/Barra Value Index currently contains approximately 365 stocks.

          The fund's holdings benefited from a very strong stock market during the reporting period. The S&P 500 returned 28.52%, including reinvested dividends, during this period. Corporate earnings continued to grow this year. There was also a lot of money coming into the stock market through mutual funds, and these two factors have driven the stock market to several record highs. Financial stocks continued to do well, and the fund benefited from its holdings of bank and insurance stocks. The fund has several holdings in the oil and natural gas industries, and these have done well.

          We plan to remain fully invested in the stock market. Although stocks have had three excellent years in a row, we are more cautious about the year ahead. We foresee steady interest rates and corporate earnings growth of 5% to 8%, and these factors, combined with a continued inflow of cash from mutual funds, should hold the stock market steady, although we expect volatility to be higher over the next 12 months than over the past 12 months. We hope to hold the fund's dividend at a higher-than-average level by holding stocks which pay dividends that are above the market's level.

---------------

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** S&P/Barra Value Index is an unmanaged sub-index of the S&P 500 representing
   50% of the S&P 500 market capitalization and is comprised of those companies with lower price-to-book ratios. Investments cannot be made in an index.

VALUE FUND
--------------------------------------------------------------------------------

                    GROWTH OF $10,000 INVESTED IN VALUE FUND

    The graph below illustrates the hypothetical investment of $10,000 in the Value Fund (the "Fund") from December 19, 1994 (start of performance) to November 30, 1997, compared to the S&P/Barra Value Index.

GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX D

       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 1997

          1 Year..........................................................  20.32%**
          Start of Performance (12/19/94).................................  23.30%***

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

  * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2% at the Fund's inception ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P/Barra Value Index has been adjusted to reflect reinvestment of dividends on securities in the index. Effective June 1, 1997, the Fund eliminated the sales charge and replaced it with a maximum contingent deferred sales charge of 3.00%.

 ** Total return quoted reflects the maximum 3.00% contingent deferred sales charge imposed on any redemption less than one year from the purchase date.

*** Total return quoted reflects the 1.00% contingent deferred sales charge imposed on any redemption less than three years from the purchase date.

Note: The S&P/Barra Value Index is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

GROWTH FUND
--------------------------------------------------------------------------------

     MANAGEMENT DISCUSSION AND ANALYSIS

     ---------------------------------------------------------------------------

          1997 was a difficult year for managers to outperform the stock market indices. During the fiscal year ended November 30, 1997, the fund returned 22.37%, based on net asset value*, trailing both the S&P 500 return of 28.52% and the S&P/Barra Growth Index** return of 31.74%. The Lipper Growth Fund Index, which is comprised of the returns of mutual funds with growth as their investment objective, returned 23.56%.***

          Growth Fund lost significant ground to the S&P/Barra Growth Index in two periods in fiscal 1997. The first one occurred in early January when the fund received a significant inflow of cash. Influenced by Alan Greenspan's "irrational exuberance" comments in mid to late December 1996, the stock market outlook at the beginning of the year was cautious. Contrary to expectations, the stock market proceeded to rise dramatically starting in the second week of January. The investment of the cash was moved forward but the fund's performance was impacted. The second instance happened during the summer's market correction. Growth Fund was heavily tilted toward large capitalization stocks which had helped performance in the first six months of 1997 but whose valuations had reached lofty levels. After a couple of earnings shortfall preannouncements in late July and early August, doubt surfaced about the ability of those highly valued large capitalization stocks to meet third quarter earnings expectations. The summer's correction hit the large capitalization stocks and consequently Growth Fund underperformed. Currently, Growth Fund has somewhat of a large capitalization bias but is more in line with the capitalization of the S&P/Barra Growth Index.

          Looking ahead to 1998, the current positive environment for equities--moderating economic growth, low inflation, stable to declining interest rates and rising earnings--appears to be sustainable. Resolving the problems with the Asian and to a much lesser degree the South American economies, currencies and markets probably will take longer than initially expected. This should cause economic growth in the first half of the year to be slower than the second half. If the economy can remain on a modest growth path enabling corporate profits to rise moderately, the stock market should be able to have a fourth consecutive year of positive returns albeit with a rate of return closer to the long-term historical average than the outstanding rate of growth experienced in the past three years.

---------------

  * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 ** S&P/Barra Growth Index is an unmanaged sub-index of the S&P 500 representing
    50% of the S&P 500 market capitalization and is comprised of those companies with higher price-to-book ratios. Investments cannot be made in an index.

*** Lipper Growth Fund Index is an average of the net asset valuated total returns for the top 30 growth funds tracked by Lipper Analytical Services, Inc., an independent mutual fund ratings service.

GROWTH FUND
--------------------------------------------------------------------------------

                   GROWTH OF $10,000 INVESTED IN GROWTH FUND

     The graph below illustrates the hypothetical investment of $10,000 in Growth Fund (the "Fund") from April 20, 1992 (start of performance) to November 30, 1997, compared to the S&P 500.

GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX E

       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 1997

         5 Year.......................................................  14.57%
         1 Year.......................................................  18.68%**
         Start of Performance (4/20/92)...............................  14.65%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2% at the Fund's inception ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index. Effective June 1, 1997 the Fund eliminated the sales charge and replaced it with a maximum contingent deferred sales charge of 3.00%.

** Total return quoted reflects the maximum 3.00% contingent deferred sales charge imposed on any redemption less than one year from the purchase date.

Note: The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

FIRST PRIORITY FUNDS--FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                    DISTRIBUTIONS FROM   DISTRIBUTIONS
             NET ASSET                 NET REALIZED                  DISTRIBUTIONS     NET REALIZED        IN EXCESS
               VALUE,       NET       AND UNREALIZED    TOTAL FROM     FROM NET           GAIN ON            OF NET
 YEAR ENDED  BEGINNING   INVESTMENT    GAIN/(LOSS)      INVESTMENT    INVESTMENT        INVESTMENT         INVESTMENT
NOVEMBER 30, OF PERIOD     INCOME     ON INVESTMENTS    OPERATIONS      INCOME         TRANSACTIONS          INCOME
---------------------------------------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND--TRUST SHARES
1992(a)        $ 1.00        0.02             --            0.02         (0.02)               --                 --
1993           $ 1.00        0.03             --            0.03         (0.03)               --                 --
1994           $ 1.00        0.04             --            0.04         (0.04)               --                 --
1995           $ 1.00        0.05             --            0.05         (0.05)               --                 --
1996           $ 1.00        0.05             --            0.05         (0.05)               --                 --
1997           $ 1.00        0.05             --            0.05         (0.05)               --                 --
TREASURY MONEY MARKET FUND--INVESTMENT SHARES
1992(a)        $ 1.00        0.01             --            0.01         (0.01)               --                 --
1993           $ 1.00        0.02             --            0.02         (0.02)               --                 --
1994           $ 1.00        0.03             --            0.03         (0.03)               --                 --
1995           $ 1.00        0.04             --            0.04         (0.04)               --                 --
1996           $ 1.00        0.04             --            0.04         (0.04)               --                 --
1997           $ 1.00        0.04             --            0.04         (0.04)               --                 --
LIMITED MATURITY GOVERNMENT FUND
1994(b)        $10.00        0.42          (0.40)           0.02         (0.42)               --                 --
1995           $ 9.60        0.51           0.44            0.95         (0.51)               --                 --
1996           $10.04        0.50          (0.08)           0.42         (0.50)               --                 --
1997           $ 9.96        0.49          (0.02)           0.47         (0.49)               --                 --
FIXED INCOME FUND--TRUST SHARES
1992(c)        $ 9.90        0.38           0.37            0.75         (0.38)               --                 --
1993           $10.27        0.51           0.50            1.01         (0.51)            (0.10)                --
1994           $10.67        0.54          (1.01)          (0.47)        (0.53)            (0.20)             (0.01)(g)
1995(d)        $ 9.46        0.09           0.11            0.20         (0.09)               --                 --
FIXED INCOME FUND--INVESTMENT SHARES
1992(c)        $ 9.90        0.37           0.37            0.74         (0.37)               --                 --
1993           $10.27        0.48           0.50            0.98         (0.48)            (0.10)                --
1994           $10.67        0.51          (1.01)          (0.50)        (0.50)            (0.20)             (0.01)(g)
1995           $ 9.46        0.52           0.90            1.42         (0.54)               --                 --
1996           $10.34        0.54           0.02            0.56         (0.54)               --                 --
1997           $10.36        0.58           0.02            0.60         (0.59)               --                 --

(a) Reflects operations for the period from April 14, 1992 (date of initial public investment) to November 30, 1992.

(b) Reflects operations for the period from December 12, 1993 (date of initial public investment) to November 30, 1994.

(c) Reflects operations for the period from April 20, 1992 (date of initial public investment) to November 30, 1992.

(d) Reflects operations for the two month period ended January 31, 1995. Prior to February 1, 1995 the Fund offered two classes of shares: Investment Shares and Trust Shares. On February 1, 1995, all outstanding Trust Shares were converted to Investment Shares, and the Fund temporarily ceased offering Trust Shares. The Fund resumed offering Trust Shares as of January 31, 1998.

                          RATIOS TO AVERAGE NET ASSETS
                                                 ---------------------------------------------
                   NET ASSET                                      NET             EXPENSE           NET ASSETS,  AVERAGE
    TOTAL         VALUE, END        TOTAL                     INVESTMENT          WAIVER/        END OF PERIODCOMMISSION
DISTRIBUTIONS      OF PERIOD      RETURN(E)      EXPENSES       INCOME        REIMBURSEMENT(H)   (000 OMITTED)    RATE PAID
----------------------------------------------------------------------------------------------------------------------------------
    (0.02)          $  1.00           2.06%        0.29%(f)       3.20%(f)          0.53%(f)          $ 86,616       --
    (0.03)          $  1.00           2.75%        0.38%          2.72%             0.46%             $ 88,510        --
    (0.04)          $  1.00           3.59%        0.32%          3.49%             0.50%             $ 91,008        --
    (0.05)          $  1.00           5.48%        0.33%          5.35%             0.50%             $109,368        --
    (0.05)          $  1.00           4.83%        0.52%          4.71%             0.29%             $101,786        --
    (0.05)          $  1.00           4.81%        0.52%          4.71%             0.25%             $166,035        --
    (0.01)          $  1.00           1.83%        0.74%(f)       2.58%(f)          0.53%(f)          $ 23,578        --
    (0.02)          $  1.00           2.34%        0.78%          2.33%             0.46%             $ 23,795        --
    (0.03)          $  1.00           3.18%        0.72%          3.09%             0.50%             $ 16,571        --
    (0.04)          $  1.00           5.06%        0.73%          4.98%             0.50%             $ 28,930        --
    (0.04)          $  1.00           4.41%        0.92%          4.31%             0.29%             $ 40,619        --
    (0.04)          $  1.00           4.39%        0.92%          4.31%             0.25%             $ 45,960        --
    (0.42)          $  9.60           0.19%        0.38%(f)       4.45%(f)          0.70%(f)          $ 48,526        --
    (0.51)          $ 10.04          10.12%        0.61%          5.26%             0.49%             $ 63,078        --
    (0.50)          $  9.96           4.37%        1.01%          5.09%             0.08%             $ 63,732        --
    (0.49)          $  9.94           4.81%        0.99%          4.91%               --              $ 79,621        --
    (0.38)          $ 10.27           7.66%        0.77%(f)       6.02%(f)          0.29%(f)          $ 96,354        --
    (0.61)          $ 10.67          10.14%        0.84%          4.80%             0.25%             $169,881        --
    (0.74)          $  9.46          (4.55%)       0.79%          5.44%             0.25%             $153,289        --
    (0.09)          $  9.57           2.11%        0.82%(f)       5.79%(f)          0.25%(f)                --        --
    (0.37)          $ 10.27           7.48%        1.07%(f)       5.33%(f)          0.29%(f)          $  5,457        --
    (0.58)          $ 10.67           9.81%        1.14%          4.40%             0.25%             $ 12,519        --
    (0.71)          $  9.46          (4.83%)       1.09%          5.14%             0.25%             $  9,645        --
    (0.54)          $ 10.34          15.37%        1.02%          5.25%               --              $160,286        --
    (0.54)          $ 10.36           5.66%        1.02%          5.38%               --              $152,940        --
    (0.59)          $ 10.37           5.99%        0.97%          5.73%               --              $184,064        --


    TOTAL      PORTFOLIO
DISTRIBUTIONS   TURNOVER
--------------------------
    (0.02)          --
    (0.03)          --
    (0.04)          --
    (0.05)          --
    (0.05)          --
    (0.05)          --
    (0.01)          --
    (0.02)          --
    (0.03)          --
    (0.04)          --
    (0.04)          --
    (0.04)          --
    (0.42)           3%
    (0.51)          26%
    (0.50)          48%
    (0.49)          40%
    (0.38)          44%
    (0.61)          83%
    (0.74)          24%
    (0.09)          --
    (0.37)          44%
    (0.58)          83%
    (0.71)          24%
    (0.54)          45%
    (0.54)          52%
    (0.59)          37%

(e) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(f) Computed on an annualized basis.

(g) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(h) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

FIRST PRIORITY FUNDS--FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                    DISTRIBUTIONS FROM   DISTRIBUTIONS
             NET ASSET                 NET REALIZED                  DISTRIBUTIONS     NET REALIZED        IN EXCESS
               VALUE,       NET       AND UNREALIZED    TOTAL FROM     FROM NET           GAIN ON            OF NET
 YEAR ENDED  BEGINNING   INVESTMENT    GAIN/(LOSS)      INVESTMENT    INVESTMENT        INVESTMENT         INVESTMENT
NOVEMBER 30, OF PERIOD     INCOME     ON INVESTMENTS    OPERATIONS      INCOME         TRANSACTIONS          INCOME
------------------------------------------------------------------------------------------------------------------------
BALANCED FUND
1995(c)        $10.00        0.44           1.38            1.82         (0.36)               --                 --
1996           $11.46        0.41           1.27            1.68         (0.42)            (0.21)                --
1997           $12.51        0.36           1.60            1.96         (0.37)            (0.31)                --
VALUE FUND
1995(c)        $10.00        0.40           1.98            2.38         (0.34)               --                 --
1996           $12.04        0.27           2.22            2.49         (0.29)            (0.35)                --
1997           $13.89        0.22           2.94            3.16         (0.21)            (0.66)                --
GROWTH FUND--TRUST SHARES
1992(a)        $ 9.86        0.14           0.77            0.91         (0.11)               --                 --
1993           $10.66        0.18          (0.03)           0.15         (0.18)            (0.12)                --
1994           $10.51        0.25          (0.10)           0.15         (0.23)            (0.07)                --
1995(b)        $10.36        0.08           0.02            0.10         (0.08)            (0.33)                --
GROWTH FUND--INVESTMENT SHARES
1992(a)        $ 9.86        0.10           0.79            0.89         (0.09)               --                 --
1993           $10.66        0.16          (0.04)           0.12         (0.15)            (0.12)                --
1994           $10.51        0.21          (0.09)           0.12         (0.20)            (0.07)                --
1995           $10.36        0.18           2.10            2.28         (0.21)            (0.33)                --
1996           $12.10        0.12           3.12            3.24         (0.15)            (0.55)                --
1997           $14.64        0.07           3.01            3.08         (0.07)            (0.76)                --

(a) Reflects operations for the period from April 20, 1992 (date of initial public investment) to November 30, 1992.

(b) Reflects operations for the two month period ended January 31, 1995. Prior to February 1, 1995 the Fund offered two classes of shares: Investment Shares and Trust Shares. On February 1, 1995, all outstanding Trust Shares were converted to Investment Shares, and the Fund temporarily ceased offering Trust Shares. The Fund resumed offering Trust Shares as of January 31, 1998.

(c) Reflects operations for the period from December 19, 1994 (date of initial public investment) to November 30, 1995.

                          RATIOS TO AVERAGE NET ASSETS
                                                 ---------------------------------------------                          AVERAGE
                   NET ASSET                                      NET             EXPENSE        NET ASSETS,COMMISSION
    TOTAL         VALUE, END        TOTAL                     INVESTMENT          WAIVER/      END OF PERIOD     RATE
DISTRIBUTIONS      OF PERIOD      RETURN(D)      EXPENSES       INCOME        REIMBURSEMENT(F) (000 OMITTED)   PAID(G)
-----------------------------------------------------------------------------------------------------------------------------------
    (0.36)          $ 11.46          18.50%        0.61%(e)       4.34%(e)          0.56% (e)         $ 51,197      --
    (0.63)          $ 12.51          15.35%        1.13%          3.60%             0.09%             $ 59,321   0.0701
    (0.68)          $ 13.79          16.34%        1.11%          2.73%               --              $ 83,073    0.09
    (0.34)          $ 12.04          24.14%        0.69%(e)       3.93%(e)          0.55% (e)         $ 45,424     --
    (0.64)          $ 13.89          21.72%        1.11%          2.29%             0.06%             $ 83,572   0.0532
    (0.87)          $ 16.18          24.08%        1.04%          1.50%               --              $152,531    0.09
    (0.11)          $ 10.66           9.28%        0.76%(e)       2.28%(e)          0.35% (e)         $102,822    --
    (0.30)          $ 10.51           1.43%        0.84%          1.85%             0.30%             $154,185      --
    (0.30)          $ 10.36           1.42%        0.79%          2.32%             0.30%             $143,876     --
    (0.41)          $ 10.05           1.00%        0.83%(e)       2.76%(e)          0.30% (e)               --      --
    (0.09)          $ 10.66           9.14%        1.07%(e)       1.85%(e)          0.35% (e)         $  3,132      --
    (0.27)          $ 10.51           1.13%        1.14%          1.59%             0.30%             $  7,004       --
    (0.27)          $ 10.36           1.11%        1.09%          2.02%             0.30%             $  6,131       --
    (0.54)          $ 12.10          23.01%        1.03%          1.61%             0.05%             $154,297     --
    (0.70)          $ 14.64          28.22%        1.05%          0.98%             0.01%             $175,521    0.0713
    (0.83)          $ 16.89          22.37%        1.01%          0.45%               --              $275,006    0.09


    TOTAL      PORTFOLIO
DISTRIBUTIONS   TURNOVER
--------------------------
    (0.36)          49%
    (0.63)          41%
    (0.68)          34%
    (0.34)          76%
    (0.64)          58%
    (0.87)          31%
    (0.11)          30%
    (0.30)          74%
    (0.30)          66%
    (0.41)          --
    (0.09)          30%
    (0.27)          74%
    (0.27)          66%
    (0.54)         110%
    (0.70)          56%
    (0.83)          40%

(d) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(e) Computed on an annualized basis.

(f) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(g) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

TREASURY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT
 OR SHARES                                                                               VALUE
------------        ---------------------------------------------------------------   ------------
UNITED STATES TREASURY OBLIGATIONS--99.9%
-----------------------------------------------------------------------------------
                    U.S. TREASURY BILLS
                    ---------------------------------------------------------------
$214,000,000        12/4/1997-4/9/1998 (AT AMORTIZED COST)                            $211,904,686
                    ---------------------------------------------------------------   ------------
MUTUAL FUND SHARES--0.3%
-----------------------------------------------------------------------------------
     677,378        Dreyfus Treasury Cash Management                                       677,378
                    ---------------------------------------------------------------
       9,207        Franklin U.S. Treasury Money Market Portfolio                            9,207
                    ---------------------------------------------------------------
         291        Goldman Sachs I.L.A. Treasury Portfolio                                    291
                    ---------------------------------------------------------------   ------------
                    TOTAL MUTUAL FUND SHARES (AT NET ASSET VALUE)                          686,876
                    ---------------------------------------------------------------   ------------
                    TOTAL INVESTMENTS (AT AMORTIZED COST AND VALUE)(A)                $212,591,562
                    ---------------------------------------------------------------   ------------

(a) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($211,995,215) at November 30, 1997.

(See Notes which are an integral part of the Financial Statements)

LIMITED MATURITY GOVERNMENT FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
CORPORATE BONDS--24.8%
------------------------------------------------------------------------------------
                  BANKING--1.3%
                  ------------------------------------------------------------------
$1,000,000        Wachovia Bank of NC, 6.000%, 3/15/1999                               $ 1,000,820
                  ------------------------------------------------------------------   -----------
                  BEVERAGES--3.2%
                  ------------------------------------------------------------------
 2,000,000        Anheuser-Busch Cos., Inc., 6.750%, 8/1/2003                            2,048,340
                  ------------------------------------------------------------------
   500,000        PepsiCo, Inc., 6.800%, 5/15/2000                                         507,505
                  ------------------------------------------------------------------   -----------
                  Total                                                                  2,555,845
                  ------------------------------------------------------------------   -----------
                  COMMERCIAL SERVICES--3.8%
                  ------------------------------------------------------------------
 2,000,000        Donnelley (R.R.) & Sons Co., 6.340%, 6/21/2000                         2,011,080
                  ------------------------------------------------------------------
 1,000,000        Dow Jones & Co., Inc., 5.750%, 12/1/2000                                 991,580
                  ------------------------------------------------------------------   -----------
                  Total                                                                  3,002,660
                  ------------------------------------------------------------------   -----------
                  FINANCE--2.5%
                  ------------------------------------------------------------------
 1,000,000        American General Finance Corp., 5.730%, 2/28/2001                        982,670
                  ------------------------------------------------------------------
 1,000,000        John Deere Capital Corp., 6.150%, 8/1/2000                             1,000,380
                  ------------------------------------------------------------------   -----------
                  Total                                                                  1,983,050
                  ------------------------------------------------------------------   -----------
                  FINANCE--AUTOMOTIVE--2.5%
                  ------------------------------------------------------------------
 2,000,000        Ford Motor Credit Corp., 6.375%, 10/6/2000                             2,006,940
                  ------------------------------------------------------------------   -----------
                  FINANCE--COMMERCIAL--3.2%
                  ------------------------------------------------------------------
   500,000        American Express Credit Corp., 6.750%, 6/1/2001                          508,130
                  ------------------------------------------------------------------
 2,000,000        Morgan Stanley Group, Inc., 6.125%, 1/5/1999                           2,004,880
                  ------------------------------------------------------------------   -----------
                  Total                                                                  2,513,010
                  ------------------------------------------------------------------   -----------
                  PRODUCER MANUFACTURING--2.7%
                  ------------------------------------------------------------------
 2,150,000        Eaton Corp., 6.375%, 4/1/1999                                          2,158,858
                  ------------------------------------------------------------------   -----------
                  RETAIL--0.6%
                  ------------------------------------------------------------------
   500,000        J.C. Penney Co., Inc., 6.375%, 9/15/2000                                 501,345
                  ------------------------------------------------------------------   -----------

LIMITED MATURITY GOVERNMENT FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------------
                  UTILITIES--5.0%
                  ------------------------------------------------------------------
$2,000,000        Florida Power & Light Co., 5.700%, 3/5/1998                          $ 2,001,820
                  ------------------------------------------------------------------
 2,000,000        Georgia Power Co., 6.000%, 3/1/2000                                    1,995,660
                  ------------------------------------------------------------------   -----------
                  Total                                                                  3,997,480
                  ------------------------------------------------------------------   -----------
                  TOTAL CORPORATE BONDS (IDENTIFIED COST $19,607,972)                   19,720,008
                  ------------------------------------------------------------------   -----------
U.S. GOVERNMENT AGENCIES--10.6%
------------------------------------------------------------------------------------
                  FEDERAL HOME LOAN BANK--5.6%
                  ------------------------------------------------------------------
 2,000,000        5.61%, 3/1/2001                                                        1,980,320
                  ------------------------------------------------------------------
   500,000        5.75%, 2/6/2001                                                          496,565
                  ------------------------------------------------------------------
 1,000,000        6.10%, 10/9/2002                                                       1,002,816
                  ------------------------------------------------------------------
   500,000        6.375%, 6/22/2000                                                        501,355
                  ------------------------------------------------------------------
   500,000        6.54%, 7/10/2000                                                         500,730
                  ------------------------------------------------------------------   -----------
                  Total                                                                  4,481,786
                  ------------------------------------------------------------------   -----------
                  FEDERAL HOME LOAN MORTGAGE CORPORATION--2.5%
                  ------------------------------------------------------------------
 1,000,000        5.70%, 2/2/1999(c)                                                       999,170
                  ------------------------------------------------------------------
 1,000,000        5.96%, 10/20/2000                                                        999,830
                  ------------------------------------------------------------------   -----------
                  Total                                                                  1,999,000
                  ------------------------------------------------------------------   -----------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.5%
                  ------------------------------------------------------------------
 2,000,000        5.36%, 2/16/2001                                                       1,966,220
                  ------------------------------------------------------------------   -----------
                  TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $8,429,270)            8,447,006
                  ------------------------------------------------------------------   -----------
U.S. TREASURY--61.0%
------------------------------------------------------------------------------------
 2,000,000        5.00%, 1/31/1999                                                       1,983,940
                  ------------------------------------------------------------------
 1,000,000        5.00%, 2/15/1999                                                         991,690
                  ------------------------------------------------------------------
 1,000,000        5.125%, 11/30/1998                                                       994,690
                  ------------------------------------------------------------------
 2,500,000        5.125%, 12/31/1998                                                     2,485,500
                  ------------------------------------------------------------------
 1,500,000        5.25%, 1/31/2001                                                       1,476,660
                  ------------------------------------------------------------------
 4,000,000        5.375%, 5/31/1998                                                      3,997,360
                  ------------------------------------------------------------------
 2,000,000        5.50%, 2/28/1999                                                       1,994,700
                  ------------------------------------------------------------------

LIMITED MATURITY GOVERNMENT FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
U.S. TREASURY--CONTINUED
------------------------------------------------------------------------------------
$  500,000        5.50%, 4/15/2000                                                     $   497,045
                  ------------------------------------------------------------------
   500,000        5.50%, 12/31/2000                                                        495,660
                  ------------------------------------------------------------------
   500,000        5.625%, 11/30/2000                                                       497,530
                  ------------------------------------------------------------------
 1,500,000        5.625%, 2/28/2001                                                      1,491,285
                  ------------------------------------------------------------------
 5,000,000        5.75%, 12/31/1998                                                      5,003,150
                  ------------------------------------------------------------------
   500,000        5.75%, 10/31/2000                                                        499,445
                  ------------------------------------------------------------------
 2,000,000        5.875%, 8/15/1998                                                      2,002,920
                  ------------------------------------------------------------------
 2,000,000        5.875%, 10/31/1998                                                     2,003,160
                  ------------------------------------------------------------------
 2,000,000        5.875%, 3/31/1999                                                      2,003,800
                  ------------------------------------------------------------------
 1,000,000        5.875%, 6/30/2000                                                      1,002,540
                  ------------------------------------------------------------------
 3,000,000        6.00%, 8/15/1999                                                       3,010,440
                  ------------------------------------------------------------------
 4,000,000        6.00%, 9/30/1998                                                       4,011,360
                  ------------------------------------------------------------------
 3,000,000        6.125%, 8/31/1998                                                      3,010,530
                  ------------------------------------------------------------------
 1,500,000        6.125%, 8/31/2000                                                      1,512,405
                  ------------------------------------------------------------------
   500,000        6.125%, 9/30/2000                                                        504,265
                  ------------------------------------------------------------------
   500,000        6.25%, 8/31/2000                                                         505,665
                  ------------------------------------------------------------------
 5,000,000        6.375%, 5/15/1999                                                      5,042,500
                  ------------------------------------------------------------------
   500,000        6.75%, 4/30/2000                                                         510,665
                  ------------------------------------------------------------------
 1,000,000        6.875%, 3/31/2000                                                      1,023,480
                  ------------------------------------------------------------------   -----------
                  TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $48,376,106)               48,552,385
                  ------------------------------------------------------------------   -----------


LIMITED MATURITY GOVERNMENT FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
(A)REPURCHASE AGREEMENT--0.6%
------------------------------------------------------------------------------------
$  490,719        Wachovia Bank of NC, 5.650%, dated 11/28/1997, due 12/1/1997 (AT
                  AMORTIZED COST)                                                      $   490,719
                  ------------------------------------------------------------------   -----------
                  TOTAL INVESTMENTS (IDENTIFIED COST $76,904,067)(B)                   $77,210,118
                  ------------------------------------------------------------------   -----------

(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $76,904,067. The net unrealized appreciation of investments on a federal tax basis amounts to $306,051 which is comprised of $358,799 appreciation and $52,748 depreciation at November 30, 1997.

(c) Current rate and next reset date shown.

Note: The categories of investments are shown as a percentage of net assets
      ($79,621,271) at November 30, 1997.

(See Notes which are an integral part of the Financial Statements)

FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
CORPORATE BONDS--8.3%
-----------------------------------------------------------------------------------
                   CONSUMER STAPLES--0.5%
                   ----------------------------------------------------------------
                   TOBACCO
                   ----------------------------------------------------------------
$   880,000        Philip Morris Cos., Inc., 9.00%, 1/1/2001                          $    937,517
                   ----------------------------------------------------------------   ------------
                   ELECTRICAL POWER--1.0%
                   ----------------------------------------------------------------
    880,000        Orange & Rockland Utilities, Inc., 9.375%, 3/15/2000                    938,634
                   ----------------------------------------------------------------
    880,000        Virginia Electric Power, 8.875%, 6/1/1999                               916,626
                   ----------------------------------------------------------------   ------------
                   Total Electrical Power                                                1,855,260
                   ----------------------------------------------------------------   ------------
                   FINANCIAL--6.2%
                   ----------------------------------------------------------------
                   COMMERCIAL SERVICES
                   ----------------------------------------------------------------
  1,650,000        Dow Jones & Co., 5.75%, 12/1/2000                                     1,636,107
                   ----------------------------------------------------------------   ------------
                   FINANCE--AUTOMOTIVE
                   ----------------------------------------------------------------
  1,000,000        General Motors Acceptance Corp., 7.75%, 1/15/1999                     1,018,940
                   ----------------------------------------------------------------
  2,000,000        General Motors Acceptance Corp., 8.00%, 10/1/1999                     2,062,900
                   ----------------------------------------------------------------   ------------
                   Total                                                                 3,081,840
                   ----------------------------------------------------------------   ------------
                   FINANCE--COMMERCIAL
                   ----------------------------------------------------------------
  2,000,000        Commercial Credit Co., 5.90%, 9/1/2003                                1,948,860
                   ----------------------------------------------------------------
  1,750,000        General Electric Financial Services, Inc., 5.50%, 11/1/2001           1,709,453
                   ----------------------------------------------------------------
  1,000,000        SouthTrust Bank of Alabama, Birmingham, 7.00%, 11/15/2008             1,020,420
                   ----------------------------------------------------------------   ------------
                   Total                                                                 4,678,733
                   ----------------------------------------------------------------   ------------
                   SECURITIES
                   ----------------------------------------------------------------
  2,000,000        Lehman Brothers, Inc., 7.375%, 1/15/2007                              2,059,280
                   ----------------------------------------------------------------   ------------
                   Total Financial                                                      11,455,960
                   ----------------------------------------------------------------   ------------
                   TRANSPORTATION--0.6%
                   ----------------------------------------------------------------
    880,000        Ford Motor Co., 8.875%, 4/1/2006                                      1,009,114
                   ----------------------------------------------------------------   ------------
                   TOTAL CORPORATE BONDS (IDENTIFIED COST $14,924,533)                  15,257,851
                   ----------------------------------------------------------------   ------------

FIXED INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
CORPORATE NOTES--7.0%
-----------------------------------------------------------------------------------
                   CAPITAL GOODS--2.1%
                   ----------------------------------------------------------------
                   TECHNOLOGY
                   ----------------------------------------------------------------
$ 4,000,000        International Business Machines Corp., 6.037%, 8/7/2000            $  3,986,200
                   ----------------------------------------------------------------   ------------
                   FINANCIAL--4.9%
                   ----------------------------------------------------------------
  2,000,000        American General Finance Corp., 5.73%, 2/28/2001                      1,965,340
                   ----------------------------------------------------------------
  2,000,000        Associates Corp. of North America, 6.50%, 7/15/2002                   2,010,040
                   ----------------------------------------------------------------
  1,000,000        Associates Corp. of North America, 6.875%, 8/1/2003                   1,020,520
                   ----------------------------------------------------------------
  2,000,000        Morgan Stanley, Dean Witter, Discover & Co., 6.25%, 3/15/2000         2,002,660
                   ----------------------------------------------------------------
  2,000,000        Paccar Financial Corp., 6.02%, 3/15/2000                              1,995,120
                   ----------------------------------------------------------------   ------------
                   Total Financial                                                       8,993,680
                   ----------------------------------------------------------------   ------------
                   TOTAL CORPORATE NOTES (IDENTIFIED COST $12,969,111)                  12,979,880
                   ----------------------------------------------------------------   ------------
U.S. GOVERNMENT AGENCIES--68.0%
-----------------------------------------------------------------------------------
                   FEDERAL FARM CREDIT BANK
                   ----------------------------------------------------------------
  2,200,000        6.625%, 3/25/2002                                                     2,209,636
                   ----------------------------------------------------------------   ------------
                   FEDERAL HOME LOAN BANK
                   ----------------------------------------------------------------
  5,200,000        5.375%, 2/13/2001                                                     5,114,668
                   ----------------------------------------------------------------
  5,000,000        7.035%, 5/7/2002                                                      5,083,150
                   ----------------------------------------------------------------
  2,500,000        6.93%, 9/26/2002                                                      2,530,400
                   ----------------------------------------------------------------
  1,750,000        6.75%, 10/24/2003                                                     1,812,475
                   ----------------------------------------------------------------
  5,850,000        5.76%, Floating Rate Note*, 11/5/2003                                 5,712,993
                   ----------------------------------------------------------------   ------------
                   Total                                                                20,253,686
                   ----------------------------------------------------------------   ------------
                   FEDERAL HOME LOAN MORTGAGE CORP.
                   ----------------------------------------------------------------
  2,040,833        PC, 1386C, 6.80%, 10/15/2007                                          2,083,384
                   ----------------------------------------------------------------
  4,250,000        PC, 1403M, 6.50%, 12/15/2021                                          4,146,428
                   ----------------------------------------------------------------
    314,132        PC, 1414F, 6.85%, 11/15/2007                                            320,015
                   ----------------------------------------------------------------
  2,187,261        PC, 1475O, 7.00%, 2/15/2008                                           2,221,908
                   ----------------------------------------------------------------
  6,189,728        PC, 1544L, 5.93%, 7/15/2008                                           6,083,326
                   ----------------------------------------------------------------
  4,400,000        PC, 1604FC, 5.44%, 11/15/2008                                         4,244,196
                   ----------------------------------------------------------------

FIXED INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
U.S. GOVERNMENT AGENCIES--CONTINUED
-----------------------------------------------------------------------------------
                   FEDERAL HOME LOAN MORTGAGE CORP.--CONTINUED
                   ----------------------------------------------------------------
$ 5,000,000        PC, 1712C, 6.00%, 3/15/2009                                        $  4,745,650
                   ----------------------------------------------------------------
  2,633,799        PC, 31K, 6.50%, 10/25/2014                                            2,554,126
                   ----------------------------------------------------------------
  2,000,000        6.70%, 9/3/2003                                                       2,001,320
                   ----------------------------------------------------------------
  1,000,000        7.01%, 3/15/2006                                                      1,009,030
                   ----------------------------------------------------------------
  1,075,000        7.55%, 11/27/2007                                                     1,077,204
                   ----------------------------------------------------------------
  2,000,000        6.625%, 11/28/2005                                                    1,994,740
                   ----------------------------------------------------------------
  2,280,000        7.03%, 11/17/2005                                                     2,290,123
                   ----------------------------------------------------------------
  2,000,000        7.53%, 8/7/2006                                                       2,074,760
                   ----------------------------------------------------------------   ------------
                   Total                                                                36,846,210
                   ----------------------------------------------------------------   ------------
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION
                   ----------------------------------------------------------------
  1,250,000        REMIC, 1992-209/F, 6.98%, 11/25/2007                                  1,276,000
                   ----------------------------------------------------------------
    801,145        REMIC, 1992-137/DA, 7.75%, 1/25/2017                                    808,203
                   ----------------------------------------------------------------
  5,601,615        REMIC, 1993-202/PH, 6.50%, 2/25/2022                                  5,608,393
                   ----------------------------------------------------------------
  3,541,125        REMIC, 1994-10/KC, 6.50%, 10/25/2010                                  3,515,912
                   ----------------------------------------------------------------
  1,250,000        REMIC, 1992-G34/EC, 8.25%, 7/25/2005                                  1,297,800
                   ----------------------------------------------------------------
  3,716,165        REMIC, 1993-G32/J, 6.75%, 5/25/2009                                   3,759,332
                   ----------------------------------------------------------------
  1,900,000        7.125%, 11/7/2005 Series MTN                                          1,902,470
                   ----------------------------------------------------------------
 10,000,000        7.55%, 3/27/2007                                                     10,267,100
                   ----------------------------------------------------------------
  1,000,000        5.36%, 2/16/2001 Series MTN                                             983,110
                   ----------------------------------------------------------------
  1,100,000        6.31%, 11/1/2004 Series MTN                                           1,110,637
                   ----------------------------------------------------------------
  2,000,000        6.09%, 8/21/2000 Series MTN                                           2,006,360
                   ----------------------------------------------------------------
  1,500,000        6.82%, 12/13/2006                                                     1,514,220
                   ----------------------------------------------------------------
  2,820,000        7.02%, 4/10/2006                                                      2,860,185
                   ----------------------------------------------------------------
  5,000,000        7.09%, 3/13/2007                                                      5,155,800
                   ----------------------------------------------------------------
  5,000,000        7.27%, 2/14/2007                                                      5,093,750
                   ----------------------------------------------------------------
  3,000,000        7.54%, 11/2/2006 Series MTN                                           3,037,080
                   ----------------------------------------------------------------
  2,000,000        7.74%, 5/15/2007 Series MTN                                           2,017,800
                   ----------------------------------------------------------------

FIXED INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
U.S. GOVERNMENT AGENCIES--CONTINUED
-----------------------------------------------------------------------------------
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--CONTINUED
                   ----------------------------------------------------------------
$ 4,100,000        8.04%, 7/17/2006                                                   $  4,154,079
                   ----------------------------------------------------------------
  3,000,000        7.11%, 3/20/2006 Series MTN                                           3,052,590
                   ----------------------------------------------------------------
  2,000,000        7.07%, 10/24/2006 Series MTN                                          2,048,300
                   ----------------------------------------------------------------   ------------
                   Total                                                                61,469,121
                   ----------------------------------------------------------------   ------------
                   TENNESSEE VALLEY AUTHORITY
                   ----------------------------------------------------------------
  4,400,000        6.125%, 7/15/2003                                                     4,403,564
                   ----------------------------------------------------------------   ------------
                   TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $123,938,725)            125,182,217
                   ----------------------------------------------------------------   ------------
U.S. TREASURY OBLIGATIONS--13.3%
-----------------------------------------------------------------------------------
                   U.S. TREASURY NOTES
                   ----------------------------------------------------------------
  6,000,000        7.50%, 11/15/2001                                                     6,343,440
                   ----------------------------------------------------------------
  7,000,000        7.50%, 5/15/2002                                                      7,447,090
                   ----------------------------------------------------------------
 17,250,000        STRIPS, IO, 2/15/2006                                                10,628,415
                   ----------------------------------------------------------------   ------------
                   TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $23,299,348)        24,418,945
                   ----------------------------------------------------------------   ------------
(A)REPURCHASE AGREEMENT--1.5%
-----------------------------------------------------------------------------------
  2,726,103        Wachovia Bank of NC, 5.65%, dated 11/28/1997, due 12/1/1997 (AT
                   AMORTIZED COST)                                                       2,726,103
                   ----------------------------------------------------------------   ------------
                   TOTAL INVESTMENTS (IDENTIFIED COST $177,857,820)(B)                $180,564,996
                   ----------------------------------------------------------------   ------------

 * Current rate and next reset date shown.

(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $177,857,820. The net unrealized appreciation of investments on a federal tax basis amounts to $2,707,176 which is comprised of $3,341,599 appreciation and $634,423 depreciation at November 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($184,063,833) at November 30, 1997.

FIXED INCOME FUND
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

IO      -- Interest Only
MTN     -- Medium Term Note
PC      -- Participation Certificate
REMIC   -- Real Estate Mortgage Investment Conduit
STRIPS  -- Separate Trading of Registered Interest and Principal of Securities

(See Notes which are an integral part of the Financial Statements)

BALANCED FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

  SHARES                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
COMMON STOCKS--53.7%
------------------------------------------------------------------------------------
                  BASIC INDUSTRIES--2.4%
                  ------------------------------------------------------------------
                  ALUMINUM
                  ------------------------------------------------------------------
     5,500        Aluminum Co. of America                                              $   369,875
                  ------------------------------------------------------------------   -----------
                  CHEMICALS/PAPER
                  ------------------------------------------------------------------
    16,000        Kimberly-Clark Corp.                                                     833,000
                  ------------------------------------------------------------------   -----------
                  COMMERCIAL SERVICES
                  ------------------------------------------------------------------
    12,000        Sysco Corp.                                                              534,750
                  ------------------------------------------------------------------   -----------
                  PRODUCER MANUFACTURING
                  ------------------------------------------------------------------
     5,200        Deere & Co.                                                              285,025
                  ------------------------------------------------------------------   -----------
                  Total Basic Industries                                                 2,022,650
                  ------------------------------------------------------------------   -----------
                  CAPITAL GOODS--12.8%
                  ------------------------------------------------------------------
                  ELECTRICAL
                  ------------------------------------------------------------------
    30,600        General Electric Co.                                                   2,256,750
                  ------------------------------------------------------------------   -----------
                  TECHNOLOGY
                  ------------------------------------------------------------------
     9,000    (c) 3Com Corp.                                                               326,250
                  ------------------------------------------------------------------
    10,000        AMP, Inc.                                                                434,375
                  ------------------------------------------------------------------
     8,000    (c) BMC Software, Inc.                                                       519,000
                  ------------------------------------------------------------------
    10,400        Boeing Co.                                                               552,500
                  ------------------------------------------------------------------
     6,500    (c) Cisco Systems, Inc.                                                      560,625
                  ------------------------------------------------------------------
     4,500        Computer Associates International, Inc.                                  234,281
                  ------------------------------------------------------------------
     4,000        Eastman Kodak Co.                                                        242,500
                  ------------------------------------------------------------------
     6,000        Hewlett-Packard Co.                                                      366,375
                  ------------------------------------------------------------------
    10,700        Intel Corp.                                                              830,587
                  ------------------------------------------------------------------
     7,000        International Business Machines Corp.                                    766,937
                  ------------------------------------------------------------------
     2,500        Lockheed Martin Corp.                                                    243,906
                  ------------------------------------------------------------------
    10,999        Lucent Technologies, Inc.                                                881,295
                  ------------------------------------------------------------------

BALANCED FUND
--------------------------------------------------------------------------------

  SHARES                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                  CAPITAL GOODS--CONTINUED
                  ------------------------------------------------------------------
                  TECHNOLOGY--CONTINUED
                  ------------------------------------------------------------------
    12,000    (c) Microsoft Corp.                                                      $ 1,698,000
                  ------------------------------------------------------------------
     7,500        Motorola, Inc.                                                           471,563
                  ------------------------------------------------------------------
     4,000        TRW, Inc.                                                                227,000
                  ------------------------------------------------------------------   -----------
                  Total                                                                  8,355,194
                  ------------------------------------------------------------------   -----------
                  Total Capital Goods                                                   10,611,944
                  ------------------------------------------------------------------   -----------
                  CONSUMER CYCLICAL--2.9%
                  ------------------------------------------------------------------
                  AUTOMOTIVE
                  ------------------------------------------------------------------
    10,000        Pep Boys-Manny Moe & Jack                                                251,250
                  ------------------------------------------------------------------   -----------
                  MERCHANDISE/APPAREL
                  ------------------------------------------------------------------
     3,500        Albertsons, Inc.                                                         155,312
                  ------------------------------------------------------------------
     7,500        Home Depot, Inc.                                                         419,531
                  ------------------------------------------------------------------
     2,000        Penney (J.C.) Co., Inc.                                                  128,500
                  ------------------------------------------------------------------
     6,000        Sears, Roebuck & Co.                                                     274,875
                  ------------------------------------------------------------------
     4,800        Walgreen Co.                                                             154,500
                  ------------------------------------------------------------------
    26,500        Wal-Mart Stores, Inc.                                                  1,058,344
                  ------------------------------------------------------------------   -----------
                  Total                                                                  2,191,062
                  ------------------------------------------------------------------   -----------
                  Total Consumer Cyclical                                                2,442,312
                  ------------------------------------------------------------------   -----------
                  CONSUMER NON-DURABLES--0.4%
                  ------------------------------------------------------------------
     6,000        Nike, Inc., Class B                                                      292,125
                  ------------------------------------------------------------------   -----------
                  CONSUMER SERVICES--1.6%
                  ------------------------------------------------------------------
                  ENTERTAINMENT
                  ------------------------------------------------------------------
     8,000        Walt Disney Co.                                                          759,500
                  ------------------------------------------------------------------   -----------
                  RETAIL--RESTAURANTS
                  ------------------------------------------------------------------
    11,000        McDonald's Corp.                                                         533,500
                  ------------------------------------------------------------------   -----------
                  Total Consumer Services                                                1,293,000
                  ------------------------------------------------------------------   -----------

BALANCED FUND
--------------------------------------------------------------------------------

  SHARES                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                  CONSUMER STAPLE--13.9%
                  ------------------------------------------------------------------
                  FOOD & BEVERAGE
                  ------------------------------------------------------------------
    12,000        Coca-Cola Co.                                                        $   750,000
                  ------------------------------------------------------------------
     8,500        General Mills, Inc.                                                      629,000
                  ------------------------------------------------------------------
    27,000        PepsiCo, Inc.                                                            995,625
                  ------------------------------------------------------------------
    12,000        Sara Lee Corp.                                                           634,500
                  ------------------------------------------------------------------   -----------
                  Total                                                                  3,009,125
                  ------------------------------------------------------------------   -----------
                  HEALTH CARE/DRUG
                  ------------------------------------------------------------------
    12,400        American Home Products Corp.                                             866,450
                  ------------------------------------------------------------------
     2,500        Bristol-Myers Squibb Co.                                                 234,062
                  ------------------------------------------------------------------
    14,000        Merck & Co., Inc.                                                      1,323,875
                  ------------------------------------------------------------------
    20,000        Pfizer, Inc.                                                           1,455,000
                  ------------------------------------------------------------------
     9,000        Schering Plough Corp.                                                    564,188
                  ------------------------------------------------------------------   -----------
                  Total                                                                  4,443,575
                  ------------------------------------------------------------------   -----------
                  HOSPITAL SUPPLIES
                  ------------------------------------------------------------------
    11,200        Johnson & Johnson                                                        704,900
                  ------------------------------------------------------------------   -----------
                  HOUSEHOLD PRODUCTS
                  ------------------------------------------------------------------
     5,000        Avon Products, Inc.                                                      289,062
                  ------------------------------------------------------------------
    11,000        Colgate-Palmolive Co.                                                    734,937
                  ------------------------------------------------------------------
    10,000        Dial Corp.                                                               193,750
                  ------------------------------------------------------------------
    10,000        Procter & Gamble Co.                                                     763,125
                  ------------------------------------------------------------------   -----------
                  Total                                                                  1,980,874
                  ------------------------------------------------------------------   -----------
                  TOBACCO
                  ------------------------------------------------------------------
    32,300        Philip Morris Cos., Inc.                                               1,405,050
                  ------------------------------------------------------------------   -----------
                  Total Consumer Staple                                                 11,543,524
                  ------------------------------------------------------------------   -----------
                  ENERGY--5.9%
                  ------------------------------------------------------------------
                  OIL SERVICES
                  ------------------------------------------------------------------
     9,400        Amoco Corp.                                                              846,000
                  ------------------------------------------------------------------
    12,100        Chevron Corp.                                                            970,269
                  ------------------------------------------------------------------

BALANCED FUND
--------------------------------------------------------------------------------

  SHARES                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                  ENERGY--CONTINUED
                  ------------------------------------------------------------------
                  OIL SERVICES--CONTINUED
                  ------------------------------------------------------------------
    19,200        Exxon Corp.                                                          $ 1,171,200
                  ------------------------------------------------------------------
    10,000        Halliburton Co.                                                          539,375
                  ------------------------------------------------------------------
     6,000        Schlumberger Ltd.                                                        493,875
                  ------------------------------------------------------------------
    16,000        Texaco, Inc.                                                             904,000
                  ------------------------------------------------------------------   -----------
                  Total Energy                                                           4,924,719
                  ------------------------------------------------------------------   -----------
                  FINANCIAL--9.4%
                  ------------------------------------------------------------------
                  BANKING
                  ------------------------------------------------------------------
    11,000        American Express Co.                                                     867,625
                  ------------------------------------------------------------------
     7,500        American General Corp.                                                   404,062
                  ------------------------------------------------------------------
     9,000        BankAmerica Corp.                                                        657,000
                  ------------------------------------------------------------------
     4,600        Chase Manhattan Corp.                                                    499,675
                  ------------------------------------------------------------------
     4,500        Citicorp                                                                 539,719
                  ------------------------------------------------------------------
    17,000        Federal National Mortgage Association                                    897,813
                  ------------------------------------------------------------------
    11,000        NationsBank Corp.                                                        660,688
                  ------------------------------------------------------------------
    22,000        Torchmark Corp.                                                          897,875
                  ------------------------------------------------------------------
     2,700        Wells Fargo & Co.                                                        829,575
                  ------------------------------------------------------------------   -----------
                  Total                                                                  6,254,032
                  ------------------------------------------------------------------   -----------
                  INSURANCE
                  ------------------------------------------------------------------
     9,200        American International Group, Inc.                                       927,475
                  ------------------------------------------------------------------
     3,300        General RE Corp.                                                         655,050
                  ------------------------------------------------------------------   -----------
                  Total                                                                  1,582,525
                  ------------------------------------------------------------------   -----------
                  Total Financial                                                        7,836,557
                  ------------------------------------------------------------------   -----------

BALANCED FUND
--------------------------------------------------------------------------------

SHARES OR
PRINCIPAL
  AMOUNT                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
                  ------------------------------------------------------------------
                  UTILITIES--4.4%
                  ------------------------------------------------------------------
                  COMMUNICATION
                  ------------------------------------------------------------------
     9,300        Ameritech Corp.                                                      $   716,681
                  ------------------------------------------------------------------
    13,000        BellSouth Corp.                                                          711,750
                  ------------------------------------------------------------------
    10,200    (c) WorldCom, Inc.                                                           326,400
                  ------------------------------------------------------------------   -----------
                  Total                                                                  1,754,831
                  ------------------------------------------------------------------   -----------
                  UTILITIES/ELECTRICAL
                  ------------------------------------------------------------------
     5,000        Duke Power Corp.                                                         260,000
                  ------------------------------------------------------------------
    10,000        Florida Progress Corp.                                                   354,375
                  ------------------------------------------------------------------
     9,000        SBC Communications, Inc.                                                 655,313
                  ------------------------------------------------------------------
     9,000        SCANA Corp.                                                              248,625
                  ------------------------------------------------------------------
    15,000        Southern Co.                                                             360,000
                  ------------------------------------------------------------------   -----------
                  Total                                                                  1,878,313
                  ------------------------------------------------------------------   -----------
                  Total Utilities                                                        3,633,144
                  ------------------------------------------------------------------   -----------
                  TOTAL COMMON STOCKS (IDENTIFIED COST $29,545,094)                     44,599,975
                  ------------------------------------------------------------------   -----------
CORPORATE BONDS--12.8%
------------------------------------------------------------------------------------
                  CONSUMER CYCLICAL--0.8%
                  ------------------------------------------------------------------
                  AUTOMOTIVE
                  ------------------------------------------------------------------
$  120,000        Ford Motor Co., Note, 8.875%, 4/1/2006                                   137,606
                  ------------------------------------------------------------------   -----------
                  RETAIL SPECIALTY
                  ------------------------------------------------------------------
   500,000        Penney (J.C.) Co., Inc., Sr. Note, Series A, 6.375%, 9/15/2000           501,345
                  ------------------------------------------------------------------   -----------
                  Total Consumer Cyclical                                                  638,951
                  ------------------------------------------------------------------   -----------
                  CONSUMER STAPLE--0.1%
                  ------------------------------------------------------------------
                  TOBACCO
                  ------------------------------------------------------------------
   120,000        Philip Morris Cos., Inc., Unsecd. Note, 9.00%, 1/1/2001                  127,843
                  ------------------------------------------------------------------   -----------

BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
CORPORATE BONDS--CONTINUED
-----------------------------------------------------------------------------------
                  ELECTRICAL POWER--0.3%
                  -----------------------------------------------------------------
$  120,000        Orange & Rockland Utilities, Inc., Deb., 9.375%, 3/15/2000          $    127,996
                  -----------------------------------------------------------------
   120,000        Virginia Electric Power Co., 1st Ref. Mtg., Series B, 8.875%,
                  6/1/1999                                                                 124,994
                  -----------------------------------------------------------------   ------------
                  Total Electrical Power                                                   252,990
                  -----------------------------------------------------------------   ------------
                  FINANCIAL--11.6%
                  -----------------------------------------------------------------
                  SECURITIES
                  -----------------------------------------------------------------
 1,000,000        Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007                1,029,640
                  -----------------------------------------------------------------   ------------
                  FINANCE--COMMERCIAL
                  -----------------------------------------------------------------
   600,000        Associates Corp. of North America, Sr. Note, 6.50%, 7/15/2002            603,012
                  -----------------------------------------------------------------
   500,000        Associates Corp. of North America, Sr. Note, 6.875%, 8/1/2003            510,260
                  -----------------------------------------------------------------
 2,000,000        Commercial Credit Co., Note, 5.90%, 9/1/2003                           1,948,860
                  -----------------------------------------------------------------
 1,000,000        Dow Jones & Co., Note, 5.75%, 12/1/2000                                  991,580
                  -----------------------------------------------------------------
 2,850,000        NationsBank Corp., Sr. Note, 5.80%, 1/31/2001                          2,815,715
                  -----------------------------------------------------------------
 1,000,000        Paccar Financial Corp., Note, 6.02%, 3/15/2000                           997,560
                  -----------------------------------------------------------------   ------------
                  Total                                                                  7,866,987
                  -----------------------------------------------------------------   ------------
                  FINANCE--EQUIPMENT
                  -----------------------------------------------------------------
   250,000        General Electric Financial Services, Inc., Deb., 5.50%, 11/1/2001        244,208
                  -----------------------------------------------------------------   ------------
                  INSURANCE
                  -----------------------------------------------------------------
   500,000        Merrill Lynch & Co., Inc., Note, 6.00%, 1/15/2001                        496,260
                  -----------------------------------------------------------------   ------------
                  Total Financial                                                        9,637,095
                  -----------------------------------------------------------------   ------------
                  TOTAL CORPORATE BONDS (IDENTIFIED COST $10,578,326)                   10,656,879
                  -----------------------------------------------------------------   ------------
U.S. GOVERNMENT AGENCIES--18.7%
-----------------------------------------------------------------------------------
                  FEDERAL FARM CREDIT BANK
                  -----------------------------------------------------------------
   800,000        6.625%, 3/25/2002                                                        803,504
                  -----------------------------------------------------------------
   500,000        7.18%, 3/20/2007                                                         509,925
                  -----------------------------------------------------------------   ------------
                  Total                                                                  1,313,429
                  -----------------------------------------------------------------   ------------

BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
U.S. GOVERNMENT AGENCIES--CONTINUED
-----------------------------------------------------------------------------------
                  FEDERAL HOME LOAN BANK
                  -----------------------------------------------------------------
$1,000,000        6.93%, 9/26/2002                                                    $  1,012,160
                  -----------------------------------------------------------------
 1,000,000        6.10%, 10/9/2002                                                       1,002,816
                  -----------------------------------------------------------------
   250,000        6.75%, 10/24/2003                                                        258,925
                  -----------------------------------------------------------------   ------------
                  Total                                                                  2,273,901
                  -----------------------------------------------------------------   ------------
                  FEDERAL HOME LOAN MORTGAGE CORPORATION
                  -----------------------------------------------------------------
 1,000,000        6.67%, 12/14/2005                                                        994,110
                  -----------------------------------------------------------------
   150,000        7.55%, 11/27/2007                                                        150,308
                  -----------------------------------------------------------------
   600,000        PC, 1604FC, 5.44%, Floating Rate Note*, 11/15/2008                       578,754
                  -----------------------------------------------------------------
   750,000        PC, 1403M, 6.50%, 12/15/2021                                             731,723
                  -----------------------------------------------------------------   ------------
                  Total                                                                  2,454,895
                  -----------------------------------------------------------------   ------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION
                  -----------------------------------------------------------------
 1,000,000        6.09%, 8/21/2000                                                       1,003,180
                  -----------------------------------------------------------------
 1,000,000        REMIC, 1992-G34/EC, 8.25%, 7/25/2005                                   1,038,240
                  -----------------------------------------------------------------
   500,000        7.05%, 10/20/2005                                                        500,750
                  -----------------------------------------------------------------
   500,000        8.04%, 7/17/2006                                                         506,595
                  -----------------------------------------------------------------
   510,000        7.54%, 11/2/2006                                                         516,304
                  -----------------------------------------------------------------
 1,000,000        6.70%, 12/12/2006                                                      1,012,180
                  -----------------------------------------------------------------
   500,000        6.82%, 12/13/2006                                                        504,740
                  -----------------------------------------------------------------
   500,000        REMIC, 1993-G32 CL-J, 6.75%, 5/25/2009                                   505,808
                  -----------------------------------------------------------------
   500,000        REMIC, 1994-10/KC, 6.50%, 10/25/2010                                     496,440
                  -----------------------------------------------------------------
   801,145        REMIC, 1992-137/DA, 7.75%, 1/25/2017                                     808,203
                  -----------------------------------------------------------------
 1,000,000        REMIC, 1993-202/PH, 6.50%, 2/25/2022                                   1,001,210
                  -----------------------------------------------------------------   ------------
                  Total                                                                  7,893,650
                  -----------------------------------------------------------------   ------------

BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
U.S. GOVERNMENT AGENCIES--CONTINUED
-----------------------------------------------------------------------------------
                  TENNESSEE VALLEY AUTHORITY
                  -----------------------------------------------------------------
$1,000,000        6.00%, 11/1/2000                                                    $  1,000,870
                  -----------------------------------------------------------------
   600,000        6.125%, 7/15/2003                                                        600,486
                  -----------------------------------------------------------------   ------------
                  Total                                                                  1,601,356
                  -----------------------------------------------------------------   ------------
                  TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $14,919,261)          15,537,231
                  -----------------------------------------------------------------   ------------
U.S. TREASURY OBLIGATIONS--11.2%
-----------------------------------------------------------------------------------
                  U.S. TREASURY NOTES
                  -----------------------------------------------------------------
 1,000,000        5.875%, 8/15/1998                                                      1,001,460
                  -----------------------------------------------------------------
 2,000,000        5.00%, 1/31/1999                                                       1,983,940
                  -----------------------------------------------------------------
   500,000        6.25%, 8/31/2000                                                         505,665
                  -----------------------------------------------------------------
 1,000,000        5.625%, 2/28/2001                                                        994,190
                  -----------------------------------------------------------------
 1,000,000        7.50%, 11/15/2001                                                      1,057,240
                  -----------------------------------------------------------------
 1,000,000        7.50%, 5/15/2002                                                       1,063,870
                  -----------------------------------------------------------------
 1,000,000        6.25%, 2/15/2003                                                       1,017,490
                  -----------------------------------------------------------------
 2,800,000        STRIPS, IO, 2/15/2006                                                  1,725,192
                  -----------------------------------------------------------------   ------------
                  TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $9,002,199)           9,349,047
                  -----------------------------------------------------------------   ------------
(A)REPURCHASE AGREEMENT--1.6%
-----------------------------------------------------------------------------------
 1,297,097        Wachovia Bank of NC, 5.65%, dated 11/28/1997, due 12/1/1997 (AT
                  AMORTIZED COST)                                                        1,297,097
                  -----------------------------------------------------------------   ------------
                  TOTAL INVESTMENTS (IDENTIFIED COST $65,341,977)(B)                  $ 81,440,229
                  -----------------------------------------------------------------   ------------

* Current rate shown.

(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $65,341,977. The net unrealized appreciation of investments on a federal tax basis amounts to $16,098,252 which is comprised of $16,552,086 appreciation and $453,834 depreciation at November 30, 1997.

(c) Non-income producing security.

Note: The categories of investments are shown as a percentage of net assets
      ($83,073,214) at November 30, 1997.

BALANCED FUND
--------------------------------------------------------------------------------

The following acronym is used throughout this portfolio:

IO      -- Interest Only
STRIPS  -- Separate Trading of Registered Interest and Principal of Securities
PC      -- Participating Certificate
REMIC   -- Real Estate Mortgage Investment Conduit

(See Notes which are an integral part of the Financial Statements)

VALUE FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
COMMON STOCKS--95.8%
-----------------------------------------------------------------------------------
                  BANKING--12.6%
                  -----------------------------------------------------------------
    60,000        American General Corp.                                              $  3,232,500
                  -----------------------------------------------------------------
    50,000        Banc One Corp.                                                         2,568,750
                  -----------------------------------------------------------------
    34,000        BankAmerica Corp.                                                      2,482,000
                  -----------------------------------------------------------------
    22,000        Bankers Trust New York Corp.                                           2,608,375
                  -----------------------------------------------------------------
    20,000        Chase Manhattan Corp.                                                  2,172,500
                  -----------------------------------------------------------------
    18,000        Citicorp                                                               2,158,875
                  -----------------------------------------------------------------
    15,000        J.P. Morgan & Co., Inc.                                                1,712,813
                  -----------------------------------------------------------------
    38,000        NationsBank Corp.                                                      2,282,375
                  -----------------------------------------------------------------   ------------
                  Total Banking                                                         19,218,188
                  -----------------------------------------------------------------   ------------
                  BASIC INDUSTRY--7.2%
                  -----------------------------------------------------------------
                  ALUMINUM
                  -----------------------------------------------------------------
    45,000        Aluminum Co. of America                                                3,026,250
                  -----------------------------------------------------------------   ------------
                  CHEMICALS
                  -----------------------------------------------------------------
    40,000        Nalco Chemical Co.                                                     1,552,500
                  -----------------------------------------------------------------   ------------
                  PAPER
                  -----------------------------------------------------------------
    55,000        Weyerhaeuser Co.                                                       2,904,688
                  -----------------------------------------------------------------   ------------
                  PROCESS INDUSTRIES
                  -----------------------------------------------------------------
    55,000        Mead Corp.                                                             3,550,938
                  -----------------------------------------------------------------   ------------
                  Total Basic Industry                                                  11,034,376
                  -----------------------------------------------------------------   ------------
                  CAPITAL GOODS--7.3%
                  -----------------------------------------------------------------
                  ELECTRICAL EQUIPMENT/MACHINERY
                  -----------------------------------------------------------------
    32,000        General Electric Co.                                                   2,360,000
                  -----------------------------------------------------------------
    65,000        Ingersoll-Rand Co.                                                     2,656,875
                  -----------------------------------------------------------------
    50,000        TRW, Inc.                                                              2,837,500
                  -----------------------------------------------------------------   ------------
                  Total                                                                  7,854,375
                  -----------------------------------------------------------------   ------------

VALUE FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                  CAPITAL GOODS--CONTINUED
                  -----------------------------------------------------------------
                  INDUSTRIAL
                  -----------------------------------------------------------------
   145,000        Cooper Tire & Rubber Co.                                            $  3,244,375
                  -----------------------------------------------------------------   ------------
                  Total Capital Goods                                                   11,098,750
                  -----------------------------------------------------------------   ------------
                  CONSUMER CYCLICAL--8.0%
                  -----------------------------------------------------------------
                  AUTOS/LODGING/OTHER
                  -----------------------------------------------------------------
    65,000        Corning, Inc.                                                          2,758,437
                  -----------------------------------------------------------------
    30,000        Ford Motor Co.                                                         1,290,000
                  -----------------------------------------------------------------
    20,000        General Motors Corp.                                                   1,220,000
                  -----------------------------------------------------------------   ------------
                  Total                                                                  5,268,437
                  -----------------------------------------------------------------   ------------
                  MERCHANDISING/MASS MERCHANDISING
                  -----------------------------------------------------------------
    45,000        Dayton-Hudson Corp.                                                    2,989,687
                  -----------------------------------------------------------------   ------------
                  RETAIL SPECIALITY/MERCHANDISING
                  -----------------------------------------------------------------
    60,000        Penney (J.C.) Co., Inc.                                                3,855,000
                  -----------------------------------------------------------------   ------------
                  Total Consumer Cyclical                                               12,113,124
                  -----------------------------------------------------------------   ------------
                  CONSUMER SERVICES--4.5%
                  -----------------------------------------------------------------
                  FOOD PROCESSING
                  -----------------------------------------------------------------
    85,000        Sysco Corp.                                                            3,787,813
                  -----------------------------------------------------------------   ------------
                  PUBLISHING
                  -----------------------------------------------------------------
    45,000        McGraw-Hill Cos., Inc.                                                 3,079,688
                  -----------------------------------------------------------------   ------------
                  Total Consumer Services                                                6,867,501
                  -----------------------------------------------------------------   ------------
                  CONSUMER STAPLES--6.3%
                  -----------------------------------------------------------------
                  HEALTH CARE/DRUG
                  -----------------------------------------------------------------
    30,000        Bristol-Myers Squibb Co.                                               2,808,750
                  -----------------------------------------------------------------   ------------
                  CONSUMER NON-DURABLES
                  -----------------------------------------------------------------
    85,000        PepsiCo, Inc.                                                          3,134,375
                  -----------------------------------------------------------------
   100,000        RJR Nabisco Holdings Corp.                                             3,643,750
                  -----------------------------------------------------------------   ------------
                  Total                                                                  6,778,125
                  -----------------------------------------------------------------   ------------
                  Total Consumer Staples                                                 9,586,875
                  -----------------------------------------------------------------   ------------

VALUE FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                  ENERGY--17.3%
                  -----------------------------------------------------------------
                  OIL SERVICES
                  -----------------------------------------------------------------
    40,000        Amerada-Hess Corp.                                                  $  2,240,000
                  -----------------------------------------------------------------
    25,000        Amoco Corp.                                                            2,250,000
                  -----------------------------------------------------------------
    45,000        Burlington Resources, Inc.                                             2,002,500
                  -----------------------------------------------------------------
    30,000        Chevron Corp.                                                          2,405,625
                  -----------------------------------------------------------------
   105,000        Exxon Corp.                                                            6,405,000
                  -----------------------------------------------------------------
    35,000        Mobil Corp.                                                            2,517,813
                  -----------------------------------------------------------------
    90,000        Royal Dutch Petroleum Co., ADR                                         4,741,875
                  -----------------------------------------------------------------
    20,000        Schlumberger Ltd.                                                      1,646,250
                  -----------------------------------------------------------------
    38,000        Texaco, Inc.                                                           2,147,000
                  -----------------------------------------------------------------   ------------
                  Total Energy                                                          26,356,063
                  -----------------------------------------------------------------   ------------
                  INSURANCE/MISCELLANEOUS--11.0%
                  -----------------------------------------------------------------
    20,000        American Express Co.                                                   1,577,500
                  -----------------------------------------------------------------
    25,500        American International Group, Inc.                                     2,570,719
                  -----------------------------------------------------------------
    35,000        Chubb Corp.                                                            2,482,812
                  -----------------------------------------------------------------
    50,000        Federal National Mortgage Association                                  2,640,625
                  -----------------------------------------------------------------
    40,000        Jefferson-Pilot Corp.                                                  3,052,500
                  -----------------------------------------------------------------
    35,000        Marsh & McLennan Cos., Inc.                                            2,605,312
                  -----------------------------------------------------------------
    37,500        Travelers Group, Inc.                                                  1,893,750
                  -----------------------------------------------------------------   ------------
                  Total Insurance/Miscellaneous                                         16,823,218
                  -----------------------------------------------------------------   ------------
                  TECHNOLOGY--9.2%
                  -----------------------------------------------------------------
    45,000        AMP, Inc.                                                              1,954,687
                  -----------------------------------------------------------------
    55,000        Boeing Co.                                                             2,921,875
                  -----------------------------------------------------------------
    42,000        Hewlett-Packard Co.                                                    2,564,625
                  -----------------------------------------------------------------
    23,000        International Business Machines Corp.                                  2,519,937
                  -----------------------------------------------------------------
    25,000        Lockheed Martin Corp.                                                  2,439,062
                  -----------------------------------------------------------------
    25,000        Motorola, Inc.                                                         1,571,875
                  -----------------------------------------------------------------   ------------
                  Total Technology                                                      13,972,061
                  -----------------------------------------------------------------   ------------

VALUE FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                  TRANSPORTATION--1.6%
                  -----------------------------------------------------------------
    80,000        USFreightways Corp.                                                 $  2,460,000
                  -----------------------------------------------------------------   ------------
                  UTILITIES--10.8%
                  -----------------------------------------------------------------
                  COMMUNICATIONS
                  -----------------------------------------------------------------
    40,000        Ameritech Corp.                                                        3,082,500
                  -----------------------------------------------------------------
    30,000        Bell Atlantic Corp.                                                    2,677,500
                  -----------------------------------------------------------------
    55,000        BellSouth Corp.                                                        3,011,250
                  -----------------------------------------------------------------
    70,000    (c) WorldCom, Inc.                                                         2,240,000
                  -----------------------------------------------------------------   ------------
                  Total                                                                 11,011,250
                  -----------------------------------------------------------------   ------------
                  ELECTRICAL
                  -----------------------------------------------------------------
    65,000        SCANA Corp.                                                            1,795,625
                  -----------------------------------------------------------------
    90,000        Southern Co.                                                           2,160,000
                  -----------------------------------------------------------------
    65,000        TECO Energy, Inc.                                                      1,665,625
                  -----------------------------------------------------------------   ------------
                  Total                                                                  5,621,250
                  -----------------------------------------------------------------   ------------
                  Total Utilities                                                       16,632,500
                  -----------------------------------------------------------------   ------------
                  TOTAL COMMON STOCKS (IDENTIFIED COST $116,591,495)                   146,162,656
                  -----------------------------------------------------------------   ------------
PREFERRED STOCKS--0.5%
-----------------------------------------------------------------------------------
                  INSURANCE--0.5%
                  -----------------------------------------------------------------
    10,000        Aetna, Inc., Conv. Pfd., $4.76 (IDENTIFIED COST $690,800)                748,125
                  -----------------------------------------------------------------   ------------

VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
(A)REPURCHASE AGREEMENT--3.5%
-----------------------------------------------------------------------------------
$5,276,018        Wachovia Bank of NC, 5.65%, dated 11/28/1997, due 12/1/1997 (AT
                  AMORTIZED COST)                                                     $  5,276,018
                  -----------------------------------------------------------------   ------------
                  TOTAL INVESTMENTS (IDENTIFIED COST $122,558,313)(B)                 $152,186,799
                  -----------------------------------------------------------------   ------------

(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $122,558,313. The net unrealized appreciation of investments on a federal tax basis amounts to $29,628,486 which is comprised of $29,799,284 appreciation and $170,798 depreciation at November 30, 1997.

(c) Non-income producing.

Note: The categories of investments are shown as a percentage of net assets
      ($152,531,289) at November 30, 1997.

(See Notes which are an integral part of the Financial Statements)

GROWTH FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
COMMON STOCKS--97.4%
-----------------------------------------------------------------------------------
                  BASIC INDUSTRIES--5.1%
                  -----------------------------------------------------------------
                  CHEMICALS/METALS
                  -----------------------------------------------------------------
    40,000        Avery Dennison Corp.                                                $  1,675,000
                  -----------------------------------------------------------------
    89,000        Du Pont (E.I.) de Nemours & Co.                                        5,390,062
                  -----------------------------------------------------------------
    40,000        Mead Corp.                                                             2,582,500
                  -----------------------------------------------------------------
    55,000        Monsanto Co.                                                           2,402,813
                  -----------------------------------------------------------------   ------------
                  Total                                                                 12,050,375
                  -----------------------------------------------------------------   ------------
                  PAPER
                  -----------------------------------------------------------------
    38,000        Kimberly-Clark Corp.                                                   1,978,375
                  -----------------------------------------------------------------   ------------
                  Total Basic Industries                                                14,028,750
                  -----------------------------------------------------------------   ------------
                  CAPITAL GOODS--7.5%
                  -----------------------------------------------------------------
                  EQUIPMENT-MACHINERY
                  -----------------------------------------------------------------
   245,000        General Electric Co.                                                  18,068,750
                  -----------------------------------------------------------------   ------------
                  INDUSTRY
                  -----------------------------------------------------------------
    59,000        Parker-Hannifin Corp.                                                  2,625,500
                  -----------------------------------------------------------------   ------------
                  Total Capital Goods                                                   20,694,250
                  -----------------------------------------------------------------   ------------
                  CONSUMER CYCLICAL--6.0%
                  -----------------------------------------------------------------
                  AUTO/LODGING/OTHER
                  -----------------------------------------------------------------
    60,000        Corning, Inc.                                                          2,546,250
                  -----------------------------------------------------------------
                  MERCHANDISE/MASS MERCHANDISING
                  -----------------------------------------------------------------
    48,000        Walgreen Co.                                                           1,545,000
                  -----------------------------------------------------------------
   171,000        Wal-Mart Stores, Inc.                                                  6,829,313
                  -----------------------------------------------------------------   ------------
                  Total                                                                  8,374,313
                  -----------------------------------------------------------------   ------------

GROWTH FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                  CONSUMER CYCLICAL--CONTINUED
                  -----------------------------------------------------------------
                  MERCHANDISE/SPECIALTY
                  -----------------------------------------------------------------
    33,000        Gap (The), Inc.                                                     $  1,771,687
                  -----------------------------------------------------------------
    70,000        Home Depot, Inc.                                                       3,915,625
                  -----------------------------------------------------------------   ------------
                  Total                                                                  5,687,312
                  -----------------------------------------------------------------   ------------
                  Total Consumer Cyclical                                               16,607,875
                  -----------------------------------------------------------------   ------------
                  CONSUMER NON-CYCLICAL--9.8%
                  -----------------------------------------------------------------
                  TOBACCO/COSMETICS/HOUSEHOLD
                  -----------------------------------------------------------------
    20,000        Avon Products, Inc.                                                    1,156,250
                  -----------------------------------------------------------------
    24,000        Colgate-Palmolive Co.                                                  1,603,500
                  -----------------------------------------------------------------
    43,000        Gillette Co.                                                           3,969,437
                  -----------------------------------------------------------------
    34,000        Newell Co.                                                             1,387,625
                  -----------------------------------------------------------------
   189,000        Philip Morris Cos., Inc.                                               8,221,500
                  -----------------------------------------------------------------
   102,000        Procter & Gamble Co.                                                   7,783,875
                  -----------------------------------------------------------------
    48,000        Unilever N.V., ADR                                                     2,787,000
                  -----------------------------------------------------------------   ------------
                  Total Consumer Non-Cyclical                                           26,909,187
                  -----------------------------------------------------------------   ------------
                  CONSUMER SERVICES--3.0%
                  -----------------------------------------------------------------
                  ENTERTAINMENT
                  -----------------------------------------------------------------
    18,000        Walt Disney Co.                                                        1,708,875
                  -----------------------------------------------------------------   ------------
                  PUBLISHING
                  -----------------------------------------------------------------
    44,000        Time Warner, Inc.                                                      2,563,000
                  -----------------------------------------------------------------   ------------
                  RETAIL-RESTAURANTS
                  -----------------------------------------------------------------
    40,000        Cracker Barrel Old Country Store                                       1,280,000
                  -----------------------------------------------------------------
    57,000        McDonald's Corp.                                                       2,764,500
                  -----------------------------------------------------------------   ------------
                  Total                                                                  4,044,500
                  -----------------------------------------------------------------   ------------
                  Total Consumer Services                                                8,316,375
                  -----------------------------------------------------------------   ------------
                  FOOD & BEVERAGE--9.6%
                  -----------------------------------------------------------------
    38,000        Anheuser-Busch Cos., Inc.                                              1,641,125
                  -----------------------------------------------------------------
    13,000        CPC International, Inc.                                                1,343,875
                  -----------------------------------------------------------------

GROWTH FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                  FOOD & BEVERAGE--CONTINUED
                  -----------------------------------------------------------------
   178,000        Coca-Cola Co.                                                       $ 11,125,000
                  -----------------------------------------------------------------
    42,000        ConAgra, Inc.                                                          1,509,375
                  -----------------------------------------------------------------
    19,000        General Mills, Inc.                                                    1,406,000
                  -----------------------------------------------------------------
    30,000        Heinz (H.J.) Co.                                                       1,501,875
                  -----------------------------------------------------------------
    30,000        Kellogg Co.                                                            1,391,250
                  -----------------------------------------------------------------
   123,000        PepsiCo, Inc.                                                          4,535,625
                  -----------------------------------------------------------------
    36,000        Sara Lee Corp.                                                         1,903,500
                  -----------------------------------------------------------------   ------------
                  Total Food & Beverage                                                 26,357,625
                  -----------------------------------------------------------------   ------------
                  HEALTHCARE/DRUG--14.6%
                  -----------------------------------------------------------------
    52,000        American Home Products Corp.                                           3,633,500
                  -----------------------------------------------------------------
    28,000    (a) Amgen, Inc.                                                            1,431,500
                  -----------------------------------------------------------------
    78,000        Bristol-Myers Squibb Co.                                               7,302,750
                  -----------------------------------------------------------------
    85,000        Lilly (Eli) & Co.                                                      5,360,312
                  -----------------------------------------------------------------
    93,000        Merck & Co., Inc.                                                      8,794,312
                  -----------------------------------------------------------------
   101,000        Pfizer, Inc.                                                           7,347,750
                  -----------------------------------------------------------------
    55,000        Schering Plough Corp.                                                  3,447,813
                  -----------------------------------------------------------------
    20,000        Warner-Lambert Co.                                                     2,797,500
                  -----------------------------------------------------------------   ------------
                  Total Healthcare/Drug                                                 40,115,437
                  -----------------------------------------------------------------   ------------
                  HOSPITAL SUPPLIES--4.5%
                  -----------------------------------------------------------------
    61,000        Abbott Laboratories                                                    3,965,000
                  -----------------------------------------------------------------
   106,000        Johnson & Johnson                                                      6,671,375
                  -----------------------------------------------------------------
    34,000        Medtronic, Inc.                                                        1,623,500
                  -----------------------------------------------------------------   ------------
                  Total Hospital Supplies                                               12,259,875
                  -----------------------------------------------------------------   ------------
                  ENERGY--2.0%
                  -----------------------------------------------------------------
                  OIL SERVICES
                  -----------------------------------------------------------------
    45,000        Schlumberger Ltd.                                                      3,704,063
                  -----------------------------------------------------------------
    30,000        Texaco, Inc.                                                           1,695,000
                  -----------------------------------------------------------------   ------------
                  Total Energy                                                           5,399,063
                  -----------------------------------------------------------------   ------------

GROWTH FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                  INSURANCE/MISCELLANEOUS--3.7%
                  -----------------------------------------------------------------
    56,000        American International Group, Inc.                                  $  5,645,500
                  -----------------------------------------------------------------
    86,000        Federal National Mortgage Association                                  4,541,875
                  -----------------------------------------------------------------   ------------
                  Total Insurance/Miscellaneous                                         10,187,375
                  -----------------------------------------------------------------   ------------
                  BANKING--3.7%
                  -----------------------------------------------------------------
    37,000        American Express Co.                                                   2,918,375
                  -----------------------------------------------------------------
    34,000        Chase Manhattan Corp.                                                  3,693,250
                  -----------------------------------------------------------------
    18,000        Marsh & McLennan Cos., Inc.                                            1,339,875
                  -----------------------------------------------------------------
    21,000        U.S. Bancorp, Inc.                                                     2,258,813
                  -----------------------------------------------------------------   ------------
                  Total Banking                                                         10,210,313
                  -----------------------------------------------------------------   ------------
                  TECHNOLOGY--23.6%
                  -----------------------------------------------------------------
    37,000        Allied-Signal, Inc.                                                    1,373,625
                  -----------------------------------------------------------------
    40,000        Automatic Data Processing, Inc.                                        2,250,000
                  -----------------------------------------------------------------
    39,000    (a) BMC Software, Inc.                                                     2,530,125
                  -----------------------------------------------------------------
    26,000    (a) 3Com Corp.                                                               942,500
                  -----------------------------------------------------------------
    50,000    (a) Cisco Systems, Inc.                                                    4,312,500
                  -----------------------------------------------------------------
    57,000        Compaq Computer Corp.                                                  3,558,937
                  -----------------------------------------------------------------
    37,500        Computer Associates International, Inc.                                1,952,344
                  -----------------------------------------------------------------
    25,000    (a) Dell Computer Corp.                                                    2,104,687
                  -----------------------------------------------------------------
    21,000        Eastman Kodak Co.                                                      1,273,125
                  -----------------------------------------------------------------
    40,000        First Data Corp., Class                                                1,132,500
                  -----------------------------------------------------------------
    40,000        Hewlett-Packard Co.                                                    2,442,500
                  -----------------------------------------------------------------
   122,000        Intel Corp.                                                            9,470,250
                  -----------------------------------------------------------------
    48,000        Lucent Technologies, Inc.                                              3,846,000
                  -----------------------------------------------------------------

GROWTH FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                  TECHNOLOGY--CONTINUED
                  -----------------------------------------------------------------
    88,000    (a) Microsoft Corp.                                                     $ 12,452,000
                  -----------------------------------------------------------------
    27,000        Minnesota Mining & Manufacturing Co.                                   2,630,812
                  -----------------------------------------------------------------
    20,000        Motorola, Inc.                                                         1,257,500
                  -----------------------------------------------------------------
    18,000        Northern Telecom Ltd.                                                  1,616,625
                  -----------------------------------------------------------------
    74,000    (a) Oracle Corp.                                                           2,465,125
                  -----------------------------------------------------------------
    34,000    (a) Sun Microsystems, Inc.                                                 1,224,000
                  -----------------------------------------------------------------
    32,000        Texas Instruments, Inc.                                                1,576,000
                  -----------------------------------------------------------------
    34,000        Tyco International, Ltd.                                               1,334,500
                  -----------------------------------------------------------------
    17,000        United Technologies Corp.                                              1,273,938
                  -----------------------------------------------------------------
    25,000        Xerox Corp.                                                            1,942,188
                  -----------------------------------------------------------------   ------------
                  Total Technology                                                      64,961,781
                  -----------------------------------------------------------------   ------------
                  UTILITIES--4.3%
                  -----------------------------------------------------------------
                  COMMUNICATIONS
                  -----------------------------------------------------------------
    36,000        Ameritech Corp.                                                        2,774,250
                  -----------------------------------------------------------------
    65,000        SBC Communications, Inc.                                               4,732,813
                  -----------------------------------------------------------------
    36,000    (a) WorldCom, Inc.                                                         1,152,000
                  -----------------------------------------------------------------   ------------
                  Total                                                                  8,659,063
                  -----------------------------------------------------------------   ------------
                  ELECTRICAL
                  -----------------------------------------------------------------
    64,000        GTE Corp.                                                              3,236,000
                  -----------------------------------------------------------------   ------------
                  Total Utilities                                                       11,895,063
                  -----------------------------------------------------------------   ------------
                  TOTAL COMMON STOCKS (IDENTIFIED COST $200,427,731)                   267,942,969
                  -----------------------------------------------------------------   ------------

GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
(B)REPURCHASE AGREEMENT--2.5%
-----------------------------------------------------------------------------------
$6,854,614        Wachovia Bank of NC, 5.65%, dated 11/28/1997, due 12/1/1997         $  6,854,614
                  -----------------------------------------------------------------   ------------
                  TOTAL INVESTMENTS (IDENTIFIED COST $207,282,345)(C)                 $274,797,583
                  -----------------------------------------------------------------   ------------

(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(c) The cost of investments for federal tax purposes amounts to $207,374,970. The net unrealized appreciation of investments on a federal tax basis amounts to $67,422,613 which is comprised of $72,214,195 appreciation and $4,791,582 depreciation at November 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($275,006,468) at November 30, 1997.

The following acronym is used throughout this portfolio:

ADR -- American Depository Receipt

(See Notes which are an integral part of the Financial Statements)

FIRST PRIORITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

                                                                   TREASURY        LIMITED
                                                                    MONEY         MATURITY           FIXED
                                                                    MARKET       GOVERNMENT          INCOME
                                                                     FUND           FUND              FUND
--------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value                              $212,591,562    $77,210,118      $180,564,996
Cash                                                                       --       505,479                 --
Income receivable                                                      52,103     1,229,980          1,834,912
Receivable for investments sold                                            --     2,025,972          2,494,267
Receivable for shares sold                                             61,116        26,855            165,705
Deferred expenses                                                          --         5,351                 --
--------------------------------------------------------------------------------------------------------------
    Total assets                                                  212,704,781    81,003,755        185,059,880
--------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                          --     1,012,094                 --
Payable for shares redeemed                                             1,309        87,071             36,948
Income distribution payable                                           582,906       206,761            803,324
Accrued expenses                                                      125,351        76,558            155,775
--------------------------------------------------------------------------------------------------------------
    Total liabilities                                                 709,566     1,382,484            996,047
--------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in capital                                                  $211,995,215    $79,633,969      $185,044,055
Net unrealized appreciation of investments                                 --       306,051          2,707,176
Accumulated net realized gain (loss) on investments                        --      (337,695)        (3,691,182)
Undistributed net investment income                                        --        18,946              3,784
--------------------------------------------------------------------------------------------------------------
    TOTAL NET ASSETS                                             $211,995,215    $79,621,271      $184,063,833
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:*
  (net assets / shares outstanding)
  Trust Shares                                                          $1.00            --                 --
  Investment Shares                                                     $1.00         $9.94             $10.37
--------------------------------------------------------------------------------------------------------------
REDEMPTION PROCEEDS PER SHARE*
  Trust Shares                                                          $1.00            --                 --
  Investment Shares                                                     $1.00         $9.64 **          $10.06**
--------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING:
  Trust Shares                                                    166,035,144            --                 --
  Investment Shares                                                45,960,071     8,011,911         17,750,075
--------------------------------------------------------------------------------------------------------------
      TOTAL SHARES OUTSTANDING                                    211,995,215     8,011,911         17,750,075
--------------------------------------------------------------------------------------------------------------
Investments, at identified cost                                  $212,591,562    $76,904,067      $177,857,820
--------------------------------------------------------------------------------------------------------------
Investments, at tax cost                                         $212,591,562    $76,904,067      $177,857,820
--------------------------------------------------------------------------------------------------------------

 * See "What Shares Cost" in the Prospectus.

** Computation of Redemption Proceeds: 97/100 of Net Asset Value.

(See Notes which are an integral part of the Financial Statements)

FIRST PRIORITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

                                                                   BALANCED         VALUE             GROWTH
                                                                     FUND            FUND              FUND
---------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value                              $ 81,440,229    $152,186,799      $274,797,583
Cash                                                                    5,662             --                 --
Income receivable                                                     580,485        345,699            341,008
Receivable for investments sold                                     1,018,068             --                 --
Receivable for shares sold                                            104,607        124,547            124,384
Deferred expenses                                                       6,682          5,643                 --
---------------------------------------------------------------------------------------------------------------
    Total assets                                                   83,155,733    152,662,688        275,262,975
---------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                          --             --                 --
Payable for shares redeemed                                                --          9,398             11,704
Income distribution payable                                                --             --                 --
Accrued expenses                                                       82,519        122,001            244,803
---------------------------------------------------------------------------------------------------------------
    Total liabilities                                                  82,519        131,399            256,507
---------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in capital                                                  $ 64,210,692    $118,622,058      $178,315,097
Net unrealized appreciation of investments                         16,098,252     29,628,486         67,515,238
Accumulated net realized gain (loss) on investments                 2,449,937      3,981,254         29,068,101
Undistributed net investment income                                   314,333        299,491            108,032
---------------------------------------------------------------------------------------------------------------
    TOTAL NET ASSETS                                             $ 83,073,214    $152,531,289      $275,006,468
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:*
  (net assets / shares outstanding)
  Trust Shares                                                             --             --                 --
  Investment Shares                                                    $13.79         $16.18             $16.89
---------------------------------------------------------------------------------------------------------------
REDEMPTION PROCEEDS PER SHARE*
  Trust Shares                                                             --             --                 --
  Investment Shares                                                    $13.38**       $15.69 **          $16.38**
---------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING:
  Trust Shares                                                             --             --                 --
  Investment Shares                                                 6,023,878      9,429,868         16,285,602
---------------------------------------------------------------------------------------------------------------
      TOTAL SHARES OUTSTANDING                                      6,023,878      9,429,868         16,285,602
---------------------------------------------------------------------------------------------------------------
Investments, at identified cost                                  $ 65,341,977    $122,558,313      $207,282,345
---------------------------------------------------------------------------------------------------------------
Investments, at tax cost                                         $ 65,341,977    $122,558,313      $207,374,970
---------------------------------------------------------------------------------------------------------------

 * See "What Shares Cost" in the Prospectus.

** Computation of Redemption Proceeds: 97/100 of Net Asset Value.

(See Notes which are an integral part of the Financial Statements)

FIRST PRIORITY FUNDS

STATEMENTS OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1997
--------------------------------------------------------------------------------

                                                                      TREASURY         LIMITED
                                                                       MONEY          MATURITY           FIXED
                                                                       MARKET        GOVERNMENT         INCOME
                                                                        FUND            FUND             FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                             $9,663,237      $4,672,999       $11,369,147
Dividends                                                                    --              --                --
-----------------------------------------------------------------------------------------------------------------
    Total income                                                      9,663,237       4,672,999        11,369,147
-----------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fee                                                 923,323         554,567         1,272,862
Administrative personnel and services fee                               218,861          94,304           201,589
Custodian fees                                                           39,180          12,333            36,443
Transfer and dividend disbursing agent fees and expenses                108,922          31,529            40,408
Directors'/Trustees' fees                                                 1,123             561             1,293
Auditing fees                                                            18,500          16,188            18,288
Legal fees                                                                  764           1,411             1,459
Portfolio accounting fees                                                60,921          42,512            49,886
Distribution services fee                                               187,392              --                --
Share registration costs                                                 34,339          13,184            17,820
Printing and postage                                                      7,598           8,407             3,360
Insurance premiums                                                        5,072           1,026             2,072
Miscellaneous                                                             5,061           6,902             4,680
-----------------------------------------------------------------------------------------------------------------
    Total expenses                                                    1,611,056         782,924         1,650,160
Waiver of investment advisory fee                                      (461,662)             --                --
-----------------------------------------------------------------------------------------------------------------
    Net expenses                                                      1,149,394         782,924         1,650,160
-----------------------------------------------------------------------------------------------------------------
        Net investment income                                         8,513,843       3,890,075         9,718,987
-----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                                      --         (39,130)          (81,761)
Change in unrealized appreciation (depreciation) of investments              --         (46,941)        1,337,161
-----------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gain (loss) on investments                   --         (86,071)        1,225,400
-----------------------------------------------------------------------------------------------------------------
        Change in net assets resulting from operations               $8,513,843      $3,804,004       $10,974,387
-----------------------------------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)

FIRST PRIORITY FUNDS

STATEMENTS OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1997
--------------------------------------------------------------------------------

                                                                       BALANCED           VALUE           GROWTH
                                                                         FUND             FUND             FUND
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                              $ 2,090,165      $   262,560      $   554,964
Dividends                                                                 679,148        2,509,216        2,967,579
------------------------------------------------------------------------------------------------------------------
    Total income                                                        2,769,313        2,771,776        3,522,543
------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fee                                                   576,963          875,092        1,925,571
Administrative personnel and services fee                                  85,552          129,340          285,419
Custodian fees                                                             16,924           24,377           48,474
Transfer and dividend disbursing agent fees and expenses                   32,532           28,684           48,843
Directors'/Trustees' fees                                                   1,124              405              482
Auditing fees                                                              15,244           12,522           18,105
Legal fees                                                                    896            2,256            1,850
Portfolio accounting fees                                                  39,683           37,677           64,877
Distribution services fee                                                      --               --               --
Share registration costs                                                   15,228           14,018           32,924
Printing and postage                                                       11,196            6,894            3,393
Insurance premiums                                                          1,602            3,275            1,775
Miscellaneous                                                               5,885            1,551            2,707
------------------------------------------------------------------------------------------------------------------
    Total expenses                                                        802,829        1,136,091        2,434,420
Waiver of investment advisory fee                                              --               --               --
------------------------------------------------------------------------------------------------------------------
    Net expenses                                                          802,829        1,136,091        2,434,420
------------------------------------------------------------------------------------------------------------------
        Net investment income                                           1,966,484        1,635,685        1,088,123
------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                                 2,450,885        3,981,222       29,067,961
Change in unrealized appreciation (depreciation) of investments         6,641,686       16,758,345       19,488,108
------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gain (loss) on investments              9,092,571       20,739,567       48,556,069
------------------------------------------------------------------------------------------------------------------
        Change in net assets resulting from operations                $11,059,055      $22,375,252      $49,644,192
------------------------------------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)

FIRST PRIORITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                LIMITED MATURITY GOVERNMENT
                               TREASURY MONEY MARKET FUND                  FUND                      FIXED INCOME FUND
                              -----------------------------     ---------------------------     ----------------------------
                                 YEAR ENDED NOVEMBER 30,          YEAR ENDED NOVEMBER 30,         YEAR ENDED NOVEMBER 30,
                                  1997            1996              1997           1996             1997            1996
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:
OPERATIONS--
Net investment income         $   8,513,843   $   6,763,289     $  3,890,075   $  3,253,368     $   9,718,987   $  8,187,362
Net realized gain (loss) on
  investments                            --              --          (39,130)      (166,590)          (81,761)       (15,303)
Net change in unrealized
  appreciation
  (depreciation) of
  investments                            --              --          (46,941)      (433,168)        1,337,161        197,811
------------------------------------------------------------------------------------------------------------------
    Change in net assets
      resulting from
      operations                  8,513,843       6,763,289        3,804,004      2,653,610        10,974,387      8,369,870
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
  SHAREHOLDERS--
Distributions from net investment income:
      Trust Shares               (6,495,920)     (5,005,887)              --             --                --             --
      Investment Shares          (2,017,923)     (1,757,402)      (3,890,075)    (3,234,422)       (9,764,674)    (8,137,891)
Distributions from net realized gain on investment transactions:
      Trust Shares                       --              --               --             --                --             --
      Investment Shares                  --              --               --             --                --             --
------------------------------------------------------------------------------------------------------------------
      Change in net assets
        resulting from
        distributions to
        shareholders             (8,513,843)     (6,763,289)      (3,890,075)    (3,234,422)       (9,764,674)    (8,137,891)
------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS--
Proceeds from sale of shares    713,612,216     493,986,271       36,443,415     13,504,225        66,831,851     65,721,129
Net asset value of shares
  issued to shareholders in
  payment of dividends
  declared                        3,161,478       2,249,107        1,467,180      1,034,092           548,710        453,104
Cost of shares redeemed        (647,183,526)   (492,127,904)     (21,934,772)   (13,303,825)      (37,466,806)   (73,751,878)
------------------------------------------------------------------------------------------------------------------
      Change in net assets
        resulting from share
        transactions             69,590,168       4,107,474       15,975,823      1,234,492        29,913,755     (7,577,645)
------------------------------------------------------------------------------------------------------------------
          Change in net
            assets               69,590,168       4,107,474       15,889,752        653,680        31,123,468     (7,345,666)
NET ASSETS:
Beginning of period             142,405,047     138,297,573       63,731,519     63,077,839       152,940,365    160,286,031
------------------------------------------------------------------------------------------------------------------
End of period                 $ 211,995,215   $ 142,405,047     $ 79,621,271   $ 63,731,519     $ 184,063,833   $152,940,365
------------------------------------------------------------------------------------------------------------------
Undistributed net investment
  income included in net
  assets at end of period                --              --           18,946         18,946     $       3,784   $     49,471
------------------------------------------------------------------------------------------------------------------
Net gain (loss) as computed
  for federal tax purposes               --              --     $    (39,130)  $   (166,590)    $      81,761   $    (15,503)
------------------------------------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)

FIRST PRIORITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                          BALANCED FUND                   VALUE FUND                     GROWTH FUND
                                    -------------------------     --------------------------     ---------------------------
                                     YEAR ENDED NOVEMBER 30,       YEAR ENDED NOVEMBER 30,         YEAR ENDED NOVEMBER 30,
                                       1997          1996             1997          1996             1997           1996
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income               $ 1,966,484   $ 1,964,667     $  1,635,685   $ 1,510,811     $  1,088,123   $  1,528,788
Net realized gain (loss) on
  investments                         2,450,885     1,477,490        3,981,222     3,889,499       29,067,961      9,169,321
Net change in unrealized
  appreciation(depreciation) of
  investments                         6,641,686     4,504,813       16,758,345     8,077,338       19,488,108     28,913,778
------------------------------------------------------------------------------------------------------------------
    Change in net assets resulting
      from operations                11,059,055     7,946,970       22,375,252    13,477,648       49,644,192     39,611,887
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment
  income:
      Trust Shares                           --            --               --            --               --             --
      Investment Shares              (1,975,632)   (1,977,098)      (1,593,979)   (1,483,398)      (1,080,251)    (1,880,165)
Distributions from net realized gain on investment transactions:
      Trust shares                           --            --               --            --               --             --
      Investment Shares              (1,475,295)     (934,924)      (3,888,698)   (1,327,782)      (9,157,167)    (6,989,405)
------------------------------------------------------------------------------------------------------------------
      Change in net assets
        resulting from
        distributions to
        shareholders                 (3,450,927)   (2,912,022)      (5,482,677)   (2,811,180)     (10,237,418)    (8,869,570)
------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS--
Proceeds from sale of shares         23,156,324    11,045,572       64,485,140    33,369,808      102,214,322     27,092,197
Net asset value of shares issued
  to shareholders in payment of
  dividends declared                  3,266,797       950,011          415,500        47,317        2,218,235        490,841
Cost of shares redeemed             (10,278,832)   (8,906,342)     (12,833,896)   (5,935,299)     (44,353,846)   (37,101,805)
------------------------------------------------------------------------------------------------------------------
      Change in net assets
        resulting from share
        transactions                 16,144,289     3,089,241       52,066,744    27,481,826       60,078,711     (9,518,767)
------------------------------------------------------------------------------------------------------------------
          Change in net assets       23,752,417     8,124,189       68,959,319    38,148,294       99,485,485     21,223,550
NET ASSETS:
Beginning of period                  59,320,797    51,196,608       83,571,970    45,423,676      175,520,983    154,297,433
------------------------------------------------------------------------------------------------------------------
End of period                       $83,073,214   $59,320,797     $152,531,289   $83,571,970     $275,006,468   $175,520,983
------------------------------------------------------------------------------------------------------------------
Undistributed net investment
  income included in net assets at
  end of period                     $   314,333   $   323,481     $    299,491   $   257,785     $    108,032   $    100,160
------------------------------------------------------------------------------------------------------------------
Net gain (loss) as computed for
  federal tax purposes              $ 2,450,652   $ 1,475,251     $  3,980,619   $ 3,888,676     $ 29,067,961   $  9,157,822
------------------------------------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)

FIRST PRIORITY FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

(1) ORGANIZATION

First Priority Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of six portfolios (individually referred to as the "Fund", or collectively as the "Funds") at November 30, 1997, which are presented herein:

PORTFOLIO NAME                                      INVESTMENT APPROACH
--------------------------------------------------------------------------------------------------
First Priority Treasury Money Market Fund To provide current income consistent with ("Treasury Money Market Fund") stability of principal and liquidity by investing primarily in a diversified portfolio
                       limited to short-term U.S. treasury
                                  obligations.
--------------------------------------------------------------------------------------------------
First Priority Limited Maturity Government To achieve current income by investing in a Fund diversified portfolio consisting primarily of ("Limited
Maturity Government Fund") securities which are guaranteed as to payment of principal and interest by the U.S.
                 government, its agencies or instrumentalities.
--------------------------------------------------------------------------------------------------
First Priority Fixed Income Fund To achieve current income with a secondary
("Fixed Income Fund") objective of capital appreciation by investing primarily in a broad range of high grade debt
                                                    securities.
--------------------------------------------------------------------------------------------------
First Priority Balanced Fund                        To provide total return through capital
("Balanced Fund")                                   appreciation, dividends, and interest by
                                                    investing primarily in a
                                                    diversified portfolio of
                                                    common stocks, preferred
                                                    stocks, fixed-income senior
                                                    securities, and convertible
                                                    securities.
--------------------------------------------------------------------------------------------------
First Priority Value Fund                           To provide income and growth of capital by
("Value Fund")                                      investing primarily in a diversified portfolio
                     of income-producing equity securities,
                        including convertible securities.
--------------------------------------------------------------------------------------------------
First Priority Growth Fund                          To provide growth of capital and income by
("Growth Fund")                                     investing principally in a diversified
                  portfolio of common stocks of companies with
                     market capitalization of at least $250
                                    million.
--------------------------------------------------------------------------------------------------

FIRST PRIORITY FUNDS
--------------------------------------------------------------------------------

Treasury Money Market Fund offers both Trust and Investment classes of shares. Investment Shares are identical in all respects to Trust Shares, except the Investment Shares are sold pursuant to a distribution plan adopted in accordance with the Act's Rule 12b-1. The assets of each Fund of the Trust are segregated and a shareholder's interest is limited to the portfolio in which shares are held. During the reporting period ended November 30, 1997, Limited Maturity Government Fund, Fixed Income Fund, Balanced Fund, Value Fund, and Growth Fund offered only one class of shares. Effective January 31, 1998, all existing shares of Limited Maturity Government Fund, Fixed Income Fund, Balanced Fund, Value Fund, and Growth Fund were redesignated as Investment Shares. As of the same date, a new Trust Shares class was added to those same Funds.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--U.S. government securities, listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. The Treasury Money Market Fund's use of the amortized cost method to value portfolio securities is in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Trust, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. The Funds' restricted securities are valued at the price provided by an independent pricing service, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

     REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction, including accrued interest.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

FIRST PRIORITY FUNDS
--------------------------------------------------------------------------------

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     At November 30, 1997, the Limited Maturity Government Fund and Fixed Income Fund, for federal tax purposes, had capital loss carryforwards, of $346,966 and $3,690,271, respectively, which will reduce the Funds' taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards of the Limited Maturity Government Fund and the Fixed Income Fund will expire in 2002 ($62,715), ($975,091), respectively and 2003 ($69,260), ($2,618,115), respectively and 2004 ($166,590), ($15,304), respectively and 2005 ($48,401), ($81,761), respectively.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by each Fund with respect to registration of their shares in their first fiscal year, excluding the initial expense of registering their shares, have been deferred and are being amortized using the straight-line method over a period of up to five years from each Fund's commencement date.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds did not hold restricted securities at November 30, 1997.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

FIRST PRIORITY FUNDS
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in fund shares were as follows:

For the year ended November 30, 1997:

                                                        TREASURY MONEY                  LIMITED MATURITY
                                                          MARKET FUND                    GOVERNMENT FUND
                                                 -----------------------------     ---------------------------
                                                    TRUST         INVESTMENT       INVESTMENT
                                                    SHARES          SHARES           SHARES         DOLLARS
----------------------------------------------   ------------    -------------     -----------    ------------
Shares sold                                       398,538,313      315,073,903       3,681,490    $ 36,443,415
----------------------------------------------
Shares issued to shareholders in payment of
distributions declared                              1,205,548        1,955,930         148,261       1,467,180
----------------------------------------------
Shares redeemed                                  (335,497,366)    (311,686,160)     (2,217,857)    (21,934,772)
----------------------------------------------   ------------    -------------      ----------    ------------
  Net change resulting from Trust/Investment
  Shares transactions                              64,246,495        5,343,673       1,611,894    $ 15,975,823
----------------------------------------------   ------------    -------------      ----------    ------------

                                                         FIXED INCOME FUND               BALANCED FUND
                                                     -------------------------     -------------------------
                                                     INVESTMENT                    INVESTMENT
                                                       SHARES        DOLLARS         SHARES        DOLLARS
--------------------------------------------------   ----------    -----------     ----------    -----------
Shares sold                                          6,594,521     $66,831,851     1,822,756     $23,156,324
--------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                  53,609         548,710       262,460       3,266,797
--------------------------------------------------
Share redeemed                                       (3,661,175)   (37,466,806)     (801,716)    (10,278,832)
--------------------------------------------------   ---------     -----------     ----------    -----------
  Net change resulting from Investment Shares
  transactions                                       2,986,955     $29,913,755     1,283,500     $16,144,289
--------------------------------------------------   ---------     -----------     ----------    -----------

                                                           VALUE FUND                    GROWTH FUND
                                                   --------------------------     --------------------------
                                                   INVESTMENT                     INVESTMENT
                                                     SHARES        DOLLARS          SHARES        DOLLARS
------------------------------------------------   ----------    ------------     ----------    ------------
Shares sold                                        4,248,626     $ 64,485,140     6,984,817     $102,214,322
------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                29,973          415,500       160,544        2,218,235
------------------------------------------------
Shares redeemed                                     (866,846)     (12,833,896)    (2,852,310)    (44,353,846)
------------------------------------------------   ---------     ------------     ---------     ------------
  Net change resulting from Investment Shares
  transactions                                     3,411,753     $ 52,066,744     4,293,051     $ 60,078,711
------------------------------------------------   ---------     ------------     ---------     ------------

FIRST PRIORITY FUNDS
--------------------------------------------------------------------------------

For the year ended November 30, 1996:

                                                        TREASURY MONEY                  LIMITED MATURITY
                                                          MARKET FUND                    GOVERNMENT FUND
                                                 -----------------------------     ---------------------------
                                                    TRUST         INVESTMENT       INVESTMENT
                                                    SHARES          SHARES           SHARES         DOLLARS
----------------------------------------------   ------------    -------------     -----------    ------------
Shares sold                                       225,453,608      268,532,663       1,356,256    $ 13,504,225
----------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                556,588        1,692,519         104,949       1,034,092
----------------------------------------------
Shares redeemed                                  (233,591,379)    (258,536,525)     (1,340,753)    (13,303,825)
----------------------------------------------   ------------    -------------      ----------    ------------
  Net change resulting from Trust/Investment
  Shares transactions                              (7,581,183)      11,688,657         120,452    $  1,234,492
----------------------------------------------   ------------    -------------      ----------    ------------

                                                       FIXED INCOME FUND                BALANCED FUND
                                                   --------------------------     --------------------------
                                                   INVESTMENT                     INVESTMENT
                                                     SHARES        DOLLARS          SHARES        DOLLARS
------------------------------------------------   ----------    ------------     ----------    ------------
Shares sold                                        6,523,751     $ 65,721,129       960,324     $ 11,045,572
------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                44,514          453,104        82,169          950,011
------------------------------------------------
Shares redeemed                                    (7,311,945)    (73,751,878)     (771,226)      (8,906,342)
------------------------------------------------   ---------     ------------     ----------    ------------
  Net change resulting from Investment Shares
  transactions                                      (743,680)    $ (7,577,645)      271,267     $  3,089,241
------------------------------------------------   ---------     ------------     ----------    ------------

                                                           VALUE FUND                    GROWTH FUND
                                                    -------------------------     --------------------------
                                                    INVESTMENT                    INVESTMENT
                                                      SHARES        DOLLARS         SHARES        DOLLARS
-------------------------------------------------   ----------    -----------     ----------    ------------
Shares sold                                         2,724,418     $33,369,808     2,178,975     $ 27,092,197
-------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                  3,797          47,317        40,723          490,841
-------------------------------------------------
Shares redeemed                                      (483,316)     (5,935,299)    (2,980,103)    (37,101,805)
-------------------------------------------------   ---------     -----------     ---------     ------------
  Net change resulting from Investment Shares
  transactions                                      2,244,899     $27,481,826      (760,405)    $ (9,518,767)
-------------------------------------------------   ---------     -----------     ---------     ------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Regions Bank, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based upon a percentage of each Fund's average daily net assets (see below). The Adviser may voluntarily choose to waive any portion of its fee and/or

FIRST PRIORITY FUNDS
--------------------------------------------------------------------------------

reimburse certain operating expenses of the Funds. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. Additionally, the adviser may offset the investment advisory fee by reimbursing individual shareholder accounts. Some accounts have special fee arrangements that provide specifically for the retention of the investment advisory fee, and in such cases, the fee will not be reimbursed.

                                    FUND                                         ANNUAL RATE
-----------------------------------------------------------------------------   -------------
Treasury Money Market Fund                                                          0.50%
-----------------------------------------------------------------------------
Limited Maturity Government Fund                                                    0.70%
-----------------------------------------------------------------------------
Fixed Income Fund                                                                   0.75%
-----------------------------------------------------------------------------
Balanced Fund                                                                       0.80%
-----------------------------------------------------------------------------
Value Fund                                                                          0.80%
-----------------------------------------------------------------------------
Growth Fund                                                                         0.80%
-----------------------------------------------------------------------------

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Trust with certain administrative personnel and services. The fee is based on the level of average aggregate net assets of the Trust for the period.

DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds' Investment Shares to finance activities intended to result in the sale of the Funds' Investment Shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule, annually, to compensate FSC.

                                                     % OF AVERAGE
                                                   DAILY NET ASSETS
                   FUND NAME                         OF EACH FUND
------------------------------------------------   -----------------
Treasury Money Market Fund--Investment Shares            0.40%
------------------------------------------------
Limited Maturity Government Fund                         0.25%
------------------------------------------------
Fixed Income Fund                                        0.30%
------------------------------------------------
Balanced Fund                                            0.30%
------------------------------------------------
Value Fund                                               0.30%
------------------------------------------------
Growth Fund                                              0.30%
------------------------------------------------

For the year ended November 30, 1997 Limited Maturity Government Fund, Fixed Income Fund, Balanced Fund, Value Fund, and Growth Fund did not incur a distribution services fee.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and

FIRST PRIORITY FUNDS
--------------------------------------------------------------------------------

dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Regions Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses were borne initially by FAS. The Funds have agreed to reimburse FAS for the organizational expenses during the five year period following the Funds' effective dates. For the year ended November 30, 1997, the Funds paid FAS, pursuant to this agreement, as follows:

                                                                 INITIAL         ORGANIZATIONAL
                                                             ORGANIZATIONAL         EXPENSES
                          FUND                                  EXPENSES           REIMBURSED
---------------------------------------------------------    ---------------     ---------------
Limited Maturity Government Fund                                 $26,082             $ 6,955
---------------------------------------------------------
Balanced Fund                                                    $24,457             $ 4,891
---------------------------------------------------------
Value Fund                                                       $18,322             $ 3,664
---------------------------------------------------------

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended November 30, 1997, were as follows:

                              FUND                                   PURCHASES          SALES
-----------------------------------------------------------------   ------------     -----------
Limited Maturity Government Fund                                    $ 48,006,807     $29,963,698
-----------------------------------------------------------------
Fixed Income Fund                                                   $ 87,338,771     $61,102,254
-----------------------------------------------------------------
Balanced Fund                                                       $ 39,808,716     $23,010,106
-----------------------------------------------------------------
Value Fund                                                          $ 82,073,259     $32,322,198
-----------------------------------------------------------------
Growth Fund                                                         $169,164,390     $90,323,129
-----------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees and the Shareholders of

FIRST PRIORITY FUNDS:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of First Priority Funds (comprising the following portfolios: Treasury Money Market Fund, Limited Maturity Government Fund, Fixed Income Fund, Balanced Fund, Value Fund and Growth Fund) as of November 30, 1997, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended November 30, 1997 and 1996, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of November 30, 1997, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of First Priority Funds as of November 30, 1997, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania
January 9, 1998

TRUSTEES                               OFFICERS
-----------------------------------------------------------------------------
John F. Donahue                        John F. Donahue
Thomas G. Bigley                       Chairman
John T. Conroy, Jr.                    Edward C. Gonzales
William J. Copeland                    President and Treasurer
James E. Dowd                          J. Christopher Donahue
Lawrence D. Ellis, M.D.                Executive Vice President
Edward L. Flaherty, Jr.                John W. McGonigle
Edward C. Gonzales                     Executive Vice President and Secretary
Peter E. Madden                        Richard B. Fisher
John E. Murray, Jr.                    Vice President
Wesley W. Posvar                       Charles L. Davis, Jr.
Marjorie P. Smuts                      Vice President and Assistant Treasurer
                                       Jay S. Neuman
                                       Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

[LOGO]

Federated Securities Corp. is the distributor of the funds

Cusip 335931887 Cusip 335931101 Cusip 335931804 Cusip 335931309 Cusip 335931705
Cusip 335931606 Cusip 335931507 007575 (1/98)





                        APPENDIX FOR FIRST PRIORITY FUNDS


A. The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in Limited Maturity Government Fund (the "Fund"). The corresponding components of the line graph are listed underneath. The Fund is represented by a solid line. The Merrill Lynch 1-3 Year Government/Corporate Index is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and Merrill Lynch 1-3 Year Government/Corporate Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 12/12/93 through 11/30/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Merrill Lynch 1-3 Year Government/Corporate Index; the ending values are $11,827 and $12,494, respectively.

B. The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in Fixed Income Fund (the "Fund"). The corresponding components of the line graph are listed underneath. The Fund is represented by a solid line. The Merrill Lynch 1-10 Year Government/Corporate Index is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and Merrill Lynch 1-10 Year Government/Corporate Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 4/30/92 through 11/30/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the Merrill Lynch 1-10 Year Government/Corporate Index; the ending values are $14,223 and $15,086, respectively.

C. The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in Balanced Fund (the "Fund"). The corresponding components of the line graph are listed underneath. The Fund is represented by a solid line. The S&P 500/Lehman Brothers Government/Corporate Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and the S&P 500/Lehman Brothers Government/Corporate Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 12/19/94 through 11/30/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the S&P 500/Lehman Brothers Government/Corporate Index; the ending values are $15,585 and $17,454, respectively.

D. The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in Value Fund (the "Fund"). The corresponding components of the line graph are listed underneath. The Fund is represented by a solid line. The S&P/Barra Value Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and the S&P/Barra Value Index. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 12/19/94 through 11/30/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the S&P/Barra Value Index; the ending values are $18,374 and $20,457, respectively.

E. The graphic presentation here displayed consists of a line graph titled "Growth of $10,000 Invested in Growth Fund (the "Fund"). The corresponding components of the line graph are listed underneath. The Fund is represented by a solid line. The S&P 500 is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and the S&P 500. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from the Fund's start of performance, 4/20/92 through 11/30/97. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the S&P 500; the ending values are $21,106 and $26,490, respectively.